NATIONWIDE

VLI SEPARATE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide VLI Separate Account -7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account -7 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
253,827 shares (cost $4,018,688)	$3,769,334
Stock Index Fund, Inc. - Initial Shares (DSIF)
103,259 shares (cost $2,608,706)	3,044,076
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
53,016 shares (cost $1,590,877)	1,734,168
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
33,672 shares (cost $199,697)	177,791
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
80,332 shares (cost $3,258,473)	3,023,683
Investors Growth Stock Series - Initial Class (MIGIC)
71,741 shares (cost $718,673)	789,863
Value Series - Initial Class (MVFIC)
381,774 shares (cost $4,041,071)	4,840,898
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
28,183 shares (cost $431,223)	422,457
Core Plus Fixed Income Portfolio - Class I (MSVFI)
52,885 shares (cost $518,650)	538,896
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
343,055 shares (cost $4,793,017)	4,802,770
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
138,149 shares (cost $2,190,206)	2,381,687
American Funds NVIT Bond Fund - Class II (GVABD2)
87,500 shares (cost $895,776)	1,000,128
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
89,535 shares (cost $1,972,924)	1,756,685
American Funds NVIT Growth Fund - Class II (GVAGR2)
62,392 shares (cost $3,000,055)	3,220,052
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
26,651 shares (cost $837,612)	951,428
Federated NVIT High Income Bond Fund - Class III (HIBF3)
766,601 shares (cost $5,095,744)	5,005,903
NVIT Emerging Markets Fund - Class III (GEM3)
333,061 shares (cost $3,600,163)	3,377,241
NVIT International Equity Fund - Class III (GIG3)
24,273 shares (cost $212,977)	194,424
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
73,563 shares (cost $551,543)	587,034
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
80,752 shares (cost $644,750)	629,059
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
219,963 shares (cost $1,713,563)	2,186,436
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
249,695 shares (cost $2,138,863)	2,020,033
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
123,572 shares (cost $1,234,350)	1,233,252
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
308,462 shares (cost $2,937,674)	2,933,470
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
122,170 shares (cost $1,283,362)	1,254,686
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
582,418 shares (cost $5,618,895)	5,684,396
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
1,619,775 shares (cost $13,892,545)	14,869,539

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
59,157 shares (cost $599,252)	600,444
NVIT Core Bond Fund - Class I (NVCBD1)
79,853 shares (cost $846,516)	869,603
NVIT Core Plus Bond Fund - Class I (NVLCP1)
7,671 shares (cost $86,393)	88,145
NVIT Fund - Class I (TRF)
219,045 shares (cost $1,529,273)	1,982,358
NVIT Government Bond Fund - Class I (GBF)
306,899 shares (cost $3,669,043)	3,661,304
American Century NVIT Growth Fund - Class I (CAF)
929 shares (cost $13,663)	12,778
NVIT International Index Fund - Class VI (GVIX6)
55,024 shares (cost $472,599)	398,375
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
770,453 shares (cost $6,372,422)	6,741,463
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
40,506 shares (cost $512,856)	519,292
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
30,518 shares (cost $426,562)	421,756
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
119,949 shares (cost $1,163,300)	1,223,477
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2,149,140 shares (cost $21,531,298)	22,200,619
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
3,293,245 shares (cost $32,324,346)	32,833,654
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
130,837 shares (cost $1,284,473)	1,359,392
NVIT Mid Cap Index Fund - Class I (MCIF)
122,377 shares (cost $1,992,367)	2,147,715
NVIT Money Market Fund - Class I (SAM)
8,750,945 shares (cost $8,750,945)	8,750,945
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
220,292 shares (cost $1,755,105)	1,925,352
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
162,553 shares (cost $1,471,263)	1,355,688
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
374,499 shares (cost $3,393,228)	3,494,074
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
183,414 shares (cost $1,455,807)	1,478,314
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
241,735 shares (cost $1,918,077)	2,463,284
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
167,979 shares (cost $1,448,170)	1,668,032
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
108,576 shares (cost $1,533,838)	1,664,472
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
79,819 shares (cost $651,513)	788,611
NVIT Multi-Manager Small Company Fund - Class I (SCF)
110,151 shares (cost $1,641,075)	1,869,256
NVIT Multi-Sector Bond Fund - Class I (MSBF)
289,592 shares (cost $2,383,967)	2,510,760
NVIT Short Term Bond Fund - Class II (NVSTB2)
116,571 shares (cost $1,203,978)	1,201,849
NVIT Large Cap Growth Fund - Class I (NVOLG1)
754,834 shares (cost $11,436,226)	11,088,509
Templeton NVIT International Value Fund - Class III (NVTIV3)
166,229 shares (cost $2,040,645)	1,767,018

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Van Kampen NVIT Comstock Value Fund - Class I (EIF)
247,054 shares (cost $2,033,680)	2,411,252
NVIT Real Estate Fund - Class I (NVRE1)
439,237 shares (cost $3,132,762)	3,979,485
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
72,483 shares (cost $1,024,228)	1,120,591
VP Inflation Protection Fund - Class II (ACVIP2)
249,228 shares (cost $2,704,204)	2,928,434
VP Mid Cap Value Fund - Class I (ACVMV1)
131,397 shares (cost $1,406,868)	1,773,856
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
185,120 shares (cost $1,763,706)	2,252,916
Appreciation Portfolio - Initial Shares (DCAP)
41,163 shares (cost $1,269,018)	1,564,208
Quality Bond Fund II - Primary Shares (FQB)
134,239 shares (cost $1,465,785)	1,504,815
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
233,886 shares (cost $3,970,112)	4,378,347
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
159,000 shares (cost $2,862,473)	2,962,161
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
77,676 shares (cost $745,412)	800,059
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
205,242 shares (cost $1,993,787)	2,093,468
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
200,379 shares (cost $1,824,918)	1,941,671
VIP Fund - Growth Portfolio - Service Class (FGS)
50,071 shares (cost $1,928,426)	1,843,132
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
366,742 shares (cost $4,611,996)	4,716,301
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
234,019 shares (cost $6,287,880)	6,770,162
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
119,973 shares (cost $1,993,874)	1,625,636
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
17,081 shares (cost $136,238)	149,626
Franklin Income Securities Fund - Class 2 (FTVIS2)
133,774 shares (cost $1,867,103)	1,915,650
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
96,080 shares (cost $1,770,940)	1,922,565
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
265,233 shares (cost $2,945,640)	4,195,980
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
176,415 shares (cost $1,623,934)	1,651,242
Templeton Foreign Securities Fund - Class 3 (TIF3)
135,837 shares (cost $1,443,357)	1,699,324
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
205,620 shares (cost $3,645,799)	3,732,000
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
113,411 shares (cost $747,174)	860,792
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
106,096 shares (cost $1,205,219)	1,144,776
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
12,035 shares (cost $129,694)	145,990
Socially Responsive Portfolio - I Class Shares (AMSRS)
56,559 shares (cost $769,737)	811,620
Global Securities Fund/VA - Class 3 (OVGS3)
93,085 shares (cost $2,435,056)	2,573,811

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

High Income Fund/VA - Class 3 (OVHI3)
221,504 shares (cost $407,348)	425,287
High Income Fund/VA - Non-Service Shares (OVHI)
14,411 shares (cost $99,678)	27,381
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
143,246 shares (cost $2,347,046)	2,966,629
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
79,408 shares (cost $978,771)	1,363,431
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
65,300 shares (cost $740,127)	789,481
Low Duration Portfolio - Administrative Class (PMVLDA)
324,401 shares (cost $3,395,963)	3,367,282
Total Return Portfolio - Administrative Class (PMVTRA)
33,636 shares (cost $373,705)	370,670
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
591 shares (cost $8,785)	9,035
Putnam VT Voyager Fund - IB Shares (PVTVB)
104 shares (cost $3,091)	3,313
V.I. Capital Appreciation Fund - Series I (AVCA)
18,452 shares (cost $418,673)	395,235
V.I. Capital Development Fund - Series I (AVCDI)
63,402 shares (cost $769,789)	789,351
Health Sciences Portfolio - II (TRHS2)
13,580 shares (cost $218,851)	217,956
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
33,996 shares (cost $1,272,640)	1,046,394
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
478,346 shares (cost $4,719,444)	4,356,632
Ivy Fund Variable Insurance Portfolios, Inc.- Balanced (WRBP)
27 shares (cost $234)	239
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
204 shares (cost $1,149)	1,182
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
127 shares (cost $751)	673
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
537 shares (cost $1,834)	1,837
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
96 shares (cost $775)	800
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
521 shares (cost $2,596)	2,483
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
157 shares (cost $813)	798
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
64 shares (cost $1,039)	980
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
80 shares (cost $760)	748
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
55,319 shares (cost $392,355)	424,846

Total Investments	$271,548,461

Other Account Receivable	13,464

Accounts Payable-Blue Chip Growth Portfolio - II (TRBCG2)	(40)

$271,561,885

Contract Owners’ Equity:
Accumulation units	271,561,885

Total Contract Owners’ Equity (note 8)	$271,561,885

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	Total	MLVGA2	DSIF	JACAS	JAGTS2	JAIGS2	MIGIC	MVFIC
Investment Activity:
Reinvested dividends	$4,839,920	83,403	56,607	4,886	-	15,997	4,447	77,909

Net investment income (loss)	4,839,920	83,403	56,607	4,886	-	15,997	4,447	77,909

Realized gain (loss) on investments	1,991,077	38,317	23,213	202,359	7,795	256,660	5,402	319,329
Change in unrealized gain (loss) on investments	(16,340,584)	(358,543)	(24,053)	(329,663)	(31,748)	(1,857,800)	(5,213)	(431,930)

Net gain (loss) on investments	(14,349,507)	(320,226)	(840)	(127,304)	(23,953)	(1,601,140)	189	(112,601)

Reinvested capital gains	895,547	85,426	18,880	-	-	42,626	-	21,072

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,614,040)	(151,397)	74,647	(122,418)	(23,953)	(1,542,517)	4,636	(13,620)

Investment Activity:	MVIVSC	MSVFI	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$4,440	19,645	82,478	23,949	24,250	26,771	9,182	10,075

Net investment income (loss)	4,440	19,645	82,478	23,949	24,250	26,771	9,182	10,075

Realized gain (loss) on investments	5,226	4,923	4,638	(19,389)	30,584	167,111	(131,278)	(15,965)
Change in unrealized gain (loss) on investments	(18,638)	4,306	(69,473)	13,101	4,080	(398,161)	(41,354)	(20,186)

Net gain (loss) on investments	(13,412)	9,229	(64,835)	(6,288)	34,664	(231,050)	(172,632)	(36,151)

Reinvested capital gains	-	-	11,973	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,972)	28,874	29,616	17,661	58,914	(204,279)	(163,450)	(26,076)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	HIBF3	GEM3	GIG3	NVIE6	NVNMO1	NVNSR2	NVCRA1	NVCRB1
Investment Activity:
Reinvested dividends	$269,466	29,126	2,039	7,334	4,126	14,531	40,961	31,707

Net investment income (loss)	269,466	29,126	2,039	7,334	4,126	14,531	40,961	31,707

Realized gain (loss) on investments	385,637	(413,257)	(1,486)	32,427	25,894	143,656	56,447	24,081
Change in unrealized gain (loss) on investments	(444,486)	(603,775)	(18,553)	(107,290)	(120,082)	(241,834)	(266,190)	(72,113)

Net gain (loss) on investments	(58,849)	(1,017,032)	(20,039)	(74,863)	(94,188)	(98,178)	(209,743)	(48,032)

Reinvested capital gains	-	-	-	-	5,633	-	29,869	6,971

Net increase (decrease) in contract owners’ equity resulting from operations	$210,617	(987,906)	(18,000)	(67,529)	(84,429)	(83,647)	(138,913)	(9,354)

Investment Activity:	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF

Reinvested dividends	$67,797	22,632	155,408	376,196	13,951	26,857	2,280	24,397

Net investment income (loss)	67,797	22,632	155,408	376,196	13,951	26,857	2,280	24,397

Realized gain (loss) on investments	185,803	12,688	381,053	24,087	5,975	12,448	1,035	95,103
Change in unrealized gain (loss) on investments	(358,534)	(41,169)	(685,325)	(1,298,496)	(24,205)	19,750	2,054	(107,619)

Net gain (loss) on investments	(172,731)	(28,481)	(304,272)	(1,274,409)	(18,230)	32,198	3,089	(12,516)

Reinvested capital gains	17,569	6,212	37,872	142,342	3,290	-	83	-
Net increase (decrease) in contract owners’ equity resulting from operations	$(87,365)	363	(110,992)	(755,871)	(989)	59,055	5,452	11,881

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	GBF	CAF	GVIX6	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM
Investment Activity:
Reinvested dividends	$109,672	66	11,758	127,518	9,761	6,893	28,923	458,390

Net investment income (loss)	109,672	66	11,758	127,518	9,761	6,893	28,923	458,390

Realized gain (loss) on investments	(26,247)	(20)	(18,577)	(340,127)	2,666	2,250	24,073	(198,721)
Change in unrealized gain (loss) on investments	171,812	(884)	(51,163)	(67,970)	(11,166)	(17,387)	(23,901)	(272,760)

Net gain (loss) on investments	145,565	(904)	(69,740)	(408,097)	(8,500)	(15,137)	172	(471,481)

Reinvested capital gains	10,745	-	-	-	595	315	4,185	-

Net increase (decrease) in contract owners’ equity resulting from operations	$265,982	(838)	(57,982)	(280,579)	1,856	(7,929)	33,280	(13,091)

Investment Activity:	GVDMA	GVDMC	MCIF	SAM	NVMIG3	GVDIV3	NVMLG1	NVMLV1
Reinvested dividends	$692,145	33,007	18,445	6	28,716	29,882	266	17,446

Net investment income (loss)	692,145	33,007	18,445	6	28,716	29,882	266	17,446

Realized gain (loss) on investments	(1,052,175)	114,515	37,945	-	165,624	(22,652)	165,094	16,976
Change in unrealized gain (loss) on investments	(349,102)	(113,920)	(172,183)	-	(400,736)	(267,002)	(275,432)	(177,871)

Net gain (loss) on investments	(1,401,277)	595	(134,238)	-	(235,112)	(289,654)	(110,338)	(160,895)

Reinvested capital gains	-	-	35,130	-	-	-	-	52,932

Net increase (decrease) in contract owners’ equity resulting from operations	$(709,132)	33,602	(80,663)	6	(206,396)	(259,772)	(110,072)	(90,517)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	NVMMG1	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB2	NVOLG1
Investment Activity:
Reinvested dividends	$-	14,667	-	3,823	10,441	106,531	19,268	81,206

Net investment income (loss)	-	14,667	-	3,823	10,441	106,531	19,268	81,206

Realized gain (loss) on investments	161,989	130,969	1,586	13,790	(74,118)	(23,111)	1,793	7,647
Change in unrealized gain (loss) on investments	(277,454)	(196,052)	(85,430)	(63,022)	(53,594)	48,073	(4,840)	(389,963)

Net gain (loss) on investments	(115,465)	(65,083)	(83,844)	(49,232)	(127,712)	24,962	(3,047)	(382,316)

Reinvested capital gains	-	7,409	-	-	-	-	-	42,464

Net increase (decrease) in contract owners’ equity resulting from operations	$(115,465)	(43,007)	(83,844)	(45,409)	(117,271)	131,493	16,221	(258,646)

Investment Activity:	NVTIV3	EIF	NVRE1	ALVSVA	ACVIP2	ACVMV1	DVSCS	DCAP
Reinvested dividends	$56,780	33,681	35,479	5,810	100,546	23,802	13,885	21,479

Net investment income (loss)	56,780	33,681	35,479	5,810	100,546	23,802	13,885	21,479

Realized gain (loss) on investments	29,841	(13,562)	175,846	51,677	30,320	94,467	(66,324)	95,594
Change in unrealized gain (loss) on investments	(345,018)	(78,893)	20,457	(161,168)	113,888	(186,893)	57,412	(1,061)

Net gain (loss) on investments	(315,177)	(92,455)	196,303	(109,491)	144,208	(92,426)	(8,912)	94,533

Reinvested capital gains	2,203	-	16,383	-	28,600	46,885	5,554	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(256,194)	(58,774)	248,165	(103,681)	273,354	(21,739)	10,527	116,012

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	FQB	FNRS2	FEIS	FF10S	FF20S	FF30S	FGS	FIGBS
Investment Activity:
Reinvested dividends	$80,255	40,387	74,674	16,281	44,224	40,107	5,054	147,327

Net investment income (loss)	80,255	40,387	74,674	16,281	44,224	40,107	5,054	147,327

Realized gain (loss) on investments	(2,660)	119,717	(159,875)	(4,852)	(64,251)	(17,428)	376,121	113,543
Change in unrealized gain (loss) on investments	(42,522)	(559,619)	87,267	(19,914)	620	(78,302)	(362,862)	(54,236)

Net gain (loss) on investments	(45,182)	(439,902)	(72,608)	(24,766)	(63,631)	(95,730)	13,259	59,307

Reinvested capital gains	-	-	-	4,168	8,004	5,869	6,306	126,844

Net increase (decrease) in contract owners’ equity resulting from operations	$35,073	(399,515)	2,066	(4,317)	(11,403)	(49,754)	24,619	333,478

Investment Activity:	FMCS	FOSR	FVSS	FTVIS2	FTVRDI	FTVSVI	FTVDM3	TIF3
Reinvested dividends	$11,251	25,093	1,485	109,210	32,380	40,203	18,559	31,266

Net investment income (loss)	11,251	25,093	1,485	109,210	32,380	40,203	18,559	31,266

Realized gain (loss) on investments	(79,800)	(140,128)	(10,697)	(84,538)	4,928	226,626	(106,805)	30,954
Change in unrealized gain (loss) on investments	(784,181)	(233,390)	(5,436)	18,210	76,218	(435,891)	(237,966)	(254,327)

Net gain (loss) on investments	(863,981)	(373,518)	(16,133)	(66,328)	81,146	(209,265)	(344,771)	(223,373)

Reinvested capital gains	12,892	3,575	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(839,838)	(344,850)	(14,648)	42,882	113,526	(169,062)	(326,212)	(192,107)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	FTVGI3	FTVFA2	AMTB	AMFAS	AMSRS	OVGS3	OVHI3	OVHI
Investment Activity:
Reinvested dividends	$197,527	131	46,732	-	2,895	34,929	37,078	2,845

Net investment income (loss)	197,527	131	46,732	-	2,895	34,929	37,078	2,845

Realized gain (loss) on investments	61,823	12,046	6,253	(2,188)	(34,789)	(81,252)	9,769	(12,911)
Change in unrealized gain (loss) on investments	(322,819)	(25,062)	(47,729)	(702)	(4,818)	(194,243)	(56,211)	9,494

Net gain (loss) on investments	(260,996)	(13,016)	(41,476)	(2,890)	(39,607)	(275,495)	(46,442)	(3,417)

Reinvested capital gains	23,014	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(40,455)	(12,885)	5,256	(2,890)	(36,712)	(240,566)	(9,364)	(572)

Investment Activity:	OVGI	OVSC	PMVFBA	PMVLDA	PMVTRA	PVGIB	PVTVB	AVCA
Reinvested dividends	$26,425	9,845	13,284	54,324	3,129	117	-	663

Net investment income (loss)	26,425	9,845	13,284	54,324	3,129	117	-	663

Realized gain (loss) on investments	(37,163)	219,562	10,927	28,631	(670)	(168)	66	(10,044)
Change in unrealized gain (loss) on investments	4,810	(248,236)	21,571	(49,956)	(3,035)	(391)	(732)	(26,194)

Net gain (loss) on investments	(32,353)	(28,674)	32,498	(21,325)	(3,705)	(559)	(666)	(36,238)

Reinvested capital gains	-	-	2,493	-	5,280	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,928)	(18,829)	48,275	32,999	4,704	(442)	(666)	(35,575)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	AVCDI	TRHS2	VWHAR	WRASP	WRBP	WRBDP	WRGNR	WRHIP
Investment Activity:
Reinvested dividends	$-	-	5,903	47,540	1	21	-	84

Net investment income (loss)	-	-	5,903	47,540	1	21	-	84

Realized gain (loss) on investments	(69,926)	4,211	52,063	275,990	(13)	2	11	6
Change in unrealized gain (loss) on investments	4,631	(3,717)	(294,333)	(618,116)	6	29	(131)	(27)

Net gain (loss) on investments	(65,295)	494	(242,270)	(342,126)	(7)	31	(120)	(21)

Reinvested capital gains	-	-	6,351	-	7	5	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(65,295)	494	(230,016)	(294,586)	1	57	(120)	63

	WRMCG	WRPAP	WRPMAP	WRSTP	WRSCP	WFVSCG	NVAGF3	GEF3
Investment Activity:
Reinvested dividends	$-	26	7	-	-	-	5,430	89

Net investment income (loss)	-	26	7	-	-	-	5,430	89

Realized gain (loss) on investments	26	11	13	24	22	10,184	(12,059)	221
Change in unrealized gain (loss) on investments	(52)	(197)	(47)	(90)	(87)	(33,510)	2,590	(584)

Net gain (loss) on investments	(26)	(186)	(34)	(66)	(65)	(23,326)	(9,469)	(363)

Reinvested capital gains	20	51	13	22	5	-	7,410	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(6)	(109)	(14)	(44)	(60)	(23,326)	3,371	(274)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		MLVGA2		DSIF		JACAS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,839,920	3,652,131	83,403	30,867	56,607	48,668	4,886	5,141
Realized gain (loss) on investments	1,991,077	(6,374,010)	38,317	8,969	23,213	(224,340)	202,359	(136,160)
Change in unrealized gain (loss) on investments	(16,340,584)	34,724,516	(358,543)	91,808	(24,053)	558,746	(329,663)	258,719
Reinvested capital gains	895,547	1,438,658	85,426	15,434	18,880	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,614,040)	33,441,295	(151,397)	147,078	74,647	383,074	(122,418)	127,700

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	39,286,981	46,264,093	419,787	343,127	429,595	747,661	183,575	293,533
Transfers between funds	-	-	990,501	2,259,412	138,986	(26,957)	(530,320)	35,975
Surrenders (note 6)	(13,605,046)	(9,873,177)	(204,649)	(85,835)	(289,001)	(469,507)	(63,837)	(35,751)
Death Benefits (note 4)	(732,047)	(248,382)	(92,141)	(21,649)	-	-	(72,239)	-
Net policy repayments (loans) (note 5)	(797,811)	(2,521,088)	(6,904)	(3,473)	3,695	(26,525)	(5,388)	(18,584)
Deductions for surrender charges (note 2d)	(2,261,646)	(2,124,682)	(11,978)	(3,210)	(49,865)	(42,526)	(28,786)	(4,119)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,252,657)	(18,342,000)	(163,075)	(61,747)	(206,240)	(217,302)	(104,526)	(128,838)
Asset charges (note 3)	(1,111,879)	(1,016,759)	(12,782)	(4,018)	(11,738)	(10,368)	(6,916)	(7,479)
Adjustments to maintain reserves	24,196	(8,881)	(12)	(39)	2	(4)	6	283

Net equity transactions	3,550,091	12,129,124	918,747	2,422,568	15,434	(45,528)	(628,431)	135,020

Net change in contract owners’ equity	(5,063,949)	45,570,419	767,350	2,569,646	90,081	337,546	(750,849)	262,720
Contract owners’ equity beginning of period	276,625,834	231,055,415	3,001,982	432,336	2,954,000	2,616,454	2,485,017	2,222,297

Contract owners’ equity end of period	$271,561,885	276,625,834	3,769,332	3,001,982	3,044,081	2,954,000	1,734,168	2,485,017

CHANGES IN UNITS:
Beginning units	22,444,620	21,311,832	224,255	35,488	251,299	255,610	198,672	189,179
Units purchased	4,339,871	8,407,662	93,699	197,421	51,014	41,096	16,268	25,761
Units redeemed	(4,061,405)	(7,274,874)	(25,776)	(8,654)	(48,123)	(45,407)	(65,955)	(16,268)

Ending units	22,723,086	22,444,620	292,178	224,255	254,190	251,299	148,985	198,672

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	JAGTS2		JAIGS2		MIGIC		MVFIC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	15,997	28,163	4,447	3,355	77,909	96,385
Realized gain (loss) on investments	7,795	79	256,660	(446,304)	5,402	5,559	319,329	82,929
Change in unrealized gain (loss) on investments	(31,748)	9,842	(1,857,800)	1,535,399	(5,213)	84,758	(431,930)	450,437
Reinvested capital gains	-	-	42,626	-	-	-	21,072	-

Net increase (decrease) in contract owners’ equity resulting from operations	(23,953)	9,921	(1,542,517)	1,117,258	4,636	93,672	(13,620)	629,751

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	49,863	31,409	348,701	619,217	64,897	94,774	496,436	901,685
Transfers between funds	23,581	151,672	(846,569)	(868,323)	(19,816)	(36,696)	(296,384)	(1,471,484)
Surrenders (note 6)	(51,324)	-	(122,358)	(128,925)	(16,453)	(40,893)	(388,898)	(220,931)
Death Benefits (note 4)	-	-	(19,985)	(13)	(2,405)	(1,122)	(11,387)	(1,826)
Net policy repayments (loans) (note 5)	(10)	(12)	(57,893)	(34,936)	(2,624)	(3,186)	(96,625)	(100,541)
Deductions for surrender charges (note 2d)	(444)	-	(53,922)	(22,037)	(3,110)	(9,508)	(62,753)	(56,356)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,954)	(1,109)	(240,030)	(329,244)	(48,208)	(51,604)	(266,195)	(395,957)
Asset charges (note 3)	(753)	(95)	(14,249)	(17,316)	(3,781)	(3,635)	(18,911)	(23,788)
Adjustments to maintain reserves	-	(1)	1,121	577	(2)	(70)	2,167	(86)

Net equity transactions	9,959	181,864	(1,005,184)	(781,000)	(31,502)	(51,940)	(642,550)	(1,369,284)

Net change in contract owners’ equity	(13,994)	191,785	(2,547,701)	336,258	(26,866)	41,732	(656,170)	(739,533)
Contract owners’ equity beginning of period	191,785	-	5,571,354	5,235,096	816,724	774,992	5,497,123	6,236,656

Contract owners’ equity end of period	$177,791	191,785	3,023,653	5,571,354	789,858	816,724	4,840,953	5,497,123

CHANGES IN UNITS:
Beginning units	16,893	-	349,600	410,720	65,019	69,393	425,518	538,443
Units purchased	8,412	17,012	30,658	46,617	5,230	8,675	38,226	76,830
Units redeemed	(8,132)	(119)	(99,861)	(107,737)	(7,730)	(13,049)	(87,882)	(189,755)

Ending units	17,173	16,893	280,397	349,600	62,519	65,019	375,862	425,518

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MVIVSC		MSVFI		MSVRE		NVAMV1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,440	-	19,645	33,768	-	-	82,478	7,637
Realized gain (loss) on investments	5,226	61	4,923	(9,544)	-	-	4,638	3,371
Change in unrealized gain (loss) on investments	(18,638)	9,873	4,306	18,428	-	-	(69,473)	78,770
Reinvested capital gains	-	-	-	-	-	-	11,973	10,497

Net increase (decrease) in contract owners’ equity resulting from operations	(8,972)	9,934	28,874	42,652	-	-	29,616	100,275

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,412	598	58,195	46,415	(3,195)	(43)	463,260	49,101
Transfers between funds	63,365	365,240	(26,278)	(119,252)	3,232	(98)	(88,759)	4,826,164
Surrenders (note 6)	(1)	-	(36,600)	(38,538)	-	-	(136,531)	(28,108)
Death Benefits (note 4)	-	-	-	-	-	-	(1,500)	-
Net policy repayments (loans) (note 5)	(70)	-	5,857	(1,991)	-	-	(33,691)	(18,377)
Deductions for surrender charges (note 2d)	-	-	(5,495)	(8,726)	-	-	(41,518)	(1,725)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,388)	(882)	(33,668)	(44,471)	(73)	138	(290,153)	(18,775)
Asset charges (note 3)	(745)	(36)	(2,191)	(2,466)	37	2	(18,356)	(1,168)
Adjustments to maintain reserves	4	(2)	10	(2)	(1)	1	5	(7)

Net equity transactions	56,577	364,918	(40,170)	(169,031)	-	-	(147,243)	4,807,105

Net change in contract owners’ equity	47,605	374,852	(11,296)	(126,379)	-	-	(117,627)	4,907,380
Contract owners’ equity beginning of period	374,852	-	550,527	676,906	-	-	4,920,397	13,017

Contract owners’ equity end of period	$422,457	374,852	539,231	550,527	-	-	4,802,770	4,920,397

CHANGES IN UNITS:
Beginning units	34,570	-	45,859	60,415	-	-	345,144	1,036
Units purchased	6,031	34,670	6,944	4,176	2	-	40,101	348,976
Units redeemed	(936)	(100)	(10,286)	(18,732)	(2)	-	(50,517)	(4,868)

Ending units	39,665	34,570	42,517	45,859	-	-	334,728	345,144

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$23,949	19,138	24,250	21,880	26,771	14,559	9,182	5,157
Realized gain (loss) on investments	(19,389)	(24,639)	30,584	(17,372)	167,111	(108,911)	(131,278)	(380,278)
Change in unrealized gain (loss) on investments	13,101	180,824	4,080	65,420	(398,161)	293,657	(41,354)	898,480
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,661	175,323	58,914	69,928	(204,279)	199,305	(163,450)	523,359

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	311,487	289,472	120,794	124,370	357,861	248,118	362,446	446,030
Transfers between funds	515,283	381,655	(112,209)	(505,869)	(144,859)	83,120	3,317	(385,571)
Surrenders (note 6)	(38,852)	(28,973)	(18,941)	(12,731)	(35,859)	(33,252)	(143,716)	(117,672)
Death Benefits (note 4)	-	-	-	-	-	-	-	(18,515)
Net policy repayments (loans) (note 5)	(19,522)	(296)	(41,069)	(22,936)	(39,972)	(27,652)	(96,574)	(83,075)
Deductions for surrender charges (note 2d)	(20,758)	(4,759)	(1,935)	(3,397)	(9,203)	(7,301)	(32,387)	(16,212)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(145,654)	(124,197)	(64,740)	(69,514)	(140,144)	(104,225)	(184,421)	(192,469)
Asset charges (note 3)	(7,902)	(5,855)	(3,898)	(4,226)	(10,725)	(6,629)	(12,202)	(11,546)
Adjustments to maintain reserves	119	(9)	1	1	866	(965)	7	(12)

Net equity transactions	594,201	507,038	(121,997)	(494,302)	(22,035)	151,214	(103,530)	(379,042)

Net change in contract owners’ equity	611,862	682,361	(63,083)	(424,374)	(226,314)	350,519	(266,980)	144,317
Contract owners’ equity beginning of period	1,767,064	1,084,703	1,063,213	1,487,587	1,983,023	1,632,504	3,486,964	3,342,647

Contract owners’ equity end of period	$2,378,926	1,767,064	1,000,130	1,063,213	1,756,709	1,983,023	3,219,984	3,486,964

CHANGES IN UNITS:
Beginning units	162,438	111,694	91,442	135,604	165,366	151,519	328,562	372,264
Units purchased	76,138	70,085	10,105	12,741	35,001	35,609	39,578	45,347
Units redeemed	(21,905)	(19,341)	(20,187)	(56,903)	(38,837)	(21,762)	(49,811)	(89,049)

Ending units	216,671	162,438	81,360	91,442	161,530	165,366	318,329	328,562

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVAGI2		HIBF3		GEM3		GIG3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$10,075	8,386	269,466	338,014	29,126	2,547	2,039	-
Realized gain (loss) on investments	(15,965)	(8,517)	385,637	226,439	(413,257)	(416,922)	(1,486)	-
Change in unrealized gain (loss) on investments	(20,186)	104,096	(444,486)	(114,314)	(603,775)	924,400	(18,553)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(26,076)	103,965	210,617	450,139	(987,906)	510,025	(18,000)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	99,888	87,983	319,631	521,132	486,564	447,690	54,000	-
Transfers between funds	(75,731)	153,729	(59,690)	1,809,298	335,168	503,203	169,340	-
Surrenders (note 6)	(7,984)	(644)	(222,207)	(190,642)	(92,530)	(148,126)	(1,936)	-
Death Benefits (note 4)	-	-	-	-	(30,604)	(1,197)	-	-
Net policy repayments (loans) (note 5)	2,177	(400)	40,955	(348,266)	(67,550)	(70,512)	(365)	-
Deductions for surrender charges (note 2d)	(4,934)	(629)	(25,458)	(18,763)	(29,042)	(22,066)	(789)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(68,555)	(64,735)	(172,159)	(185,806)	(199,133)	(206,539)	(7,476)	-
Asset charges (note 3)	(4,065)	(3,595)	(12,435)	(13,978)	(13,756)	(11,926)	(351)	-
Adjustments to maintain reserves	5	(15)	(5,181)	1	(17)	232	2	-

Net equity transactions	(59,199)	171,694	(136,544)	1,572,976	389,100	490,759	212,425	-

Net change in contract owners’ equity	(85,275)	275,659	74,073	2,023,115	(598,806)	1,000,784	194,425	-
Contract owners’ equity beginning of period	1,036,717	761,058	4,946,097	2,922,982	3,976,041	2,975,257	-	-

Contract owners’ equity end of period	$951,442	1,036,717	5,020,170	4,946,097	3,377,235	3,976,041	194,425	-

CHANGES IN UNITS:
Beginning units	116,667	95,045	346,000	231,384	187,090	162,697	-	-
Units purchased	15,415	30,441	42,929	170,942	45,108	48,469	24,961	-
Units redeemed	(22,563)	(8,819)	(50,625)	(56,326)	(27,434)	(24,076)	(1,393)	-

Ending units	109,519	116,667	338,304	346,000	204,764	187,090	23,568	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVIE6		NVNMO1		NVNSR2		NVCRA1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$7,334	6,071	4,126	1,417	14,531	16,730	40,961	3,729
Realized gain (loss) on investments	32,427	11,853	25,894	11,946	143,656	(74,747)	56,447	27,027
Change in unrealized gain (loss) on investments	(107,290)	76,789	(120,082)	15,305	(241,834)	690,239	(266,190)	35,923
Reinvested capital gains	-	-	5,633	58,918	-	-	29,869	110,359

Net increase (decrease) in contract owners’ equity resulting from operations	(67,529)	94,713	(84,429)	87,586	(83,647)	632,222	(138,913)	177,038

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	29,703	103,195	41,515	88,581	310,245	558,528	573,097	377,706
Transfers between funds	(99,367)	12,895	(42,514)	73,775	(48,229)	(2,087,902)	192,359	544,362
Surrenders (note 6)	(29,690)	(23,420)	(1,192)	(3,519)	(117,088)	(74,125)	(11,552)	(2,372)
Death Benefits (note 4)	-	-	-	-	(11,614)	(33)	-	-
Net policy repayments (loans) (note 5)	12,792	(5,188)	220	(604)	(14,557)	(19,653)	(18,887)	(81,224)
Deductions for surrender charges (note 2d)	(6,055)	(7,106)	(1,112)	(1,181)	(31,829)	(31,669)	(13,114)	(2,265)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(42,206)	(50,730)	(11,570)	(12,788)	(144,078)	(242,070)	(134,955)	(101,325)
Asset charges (note 3)	(2,742)	(2,845)	(1,385)	(1,279)	(10,503)	(13,974)	(9,221)	(5,272)
Adjustments to maintain reserves	(7)	(62)	6	(665)	(6,021)	(134)	3	(113)

Net equity transactions	(137,572)	26,739	(16,032)	142,320	(73,674)	(1,911,032)	577,730	729,497

Net change in contract owners’ equity	(205,101)	121,452	(100,461)	229,906	(157,321)	(1,278,810)	438,817	906,535
Contract owners’ equity beginning of period	792,138	670,686	729,522	499,616	2,343,269	3,622,079	1,581,217	674,682

Contract owners’ equity end of period	$587,037	792,138	629,061	729,522	2,185,948	2,343,269	2,020,034	1,581,217

CHANGES IN UNITS:
Beginning units	98,314	94,063	79,606	63,027	233,900	446,731	165,742	81,328
Units purchased	4,742	17,342	4,607	20,175	39,630	84,248	80,473	107,167
Units redeemed	(22,103)	(13,091)	(6,546)	(3,596)	(47,968)	(297,079)	(20,515)	(22,753)

Ending units	80,953	98,314	77,667	79,606	225,562	233,900	225,700	165,742

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVCRB1		NVCCA1		NVCCN1		NVCMD1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$31,707	7,248	67,797	15,121	22,632	1,907	155,408	38,927
Realized gain (loss) on investments	24,081	55,297	185,803	19,260	12,688	3,806	381,053	41,599
Change in unrealized gain (loss) on investments	(72,113)	12,796	(358,534)	212,379	(41,169)	1,205	(685,325)	490,896
Reinvested capital gains	6,971	-	17,569	102	6,212	4,360	37,872	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,354)	75,341	(87,365)	246,862	363	11,278	(110,992)	571,422

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	168,620	554,726	750,474	654,207	27,517	8,309	624,359	979,733
Transfers between funds	85,375	447,766	336,491	925,587	980,215	258,261	(786,348)	2,854,949
Surrenders (note 6)	(118,565)	(273,444)	(428,276)	(21,293)	(116,590)	-	(86,527)	(38,967)
Death Benefits (note 4)	-	-	-	-	-	-	-	(36,284)
Net policy repayments (loans) (note 5)	(20,048)	248	(84,753)	(25,831)	1,130	(71)	(27,629)	(20,328)
Deductions for surrender charges (note 2d)	(31,742)	(21,349)	(23,508)	(9,036)	(9,455)	-	(23,891)	(11,961)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(74,617)	(58,860)	(211,715)	(184,448)	(44,537)	(15,467)	(386,256)	(281,988)
Asset charges (note 3)	(4,102)	(2,879)	(13,229)	(8,922)	(2,556)	(875)	(24,757)	(15,984)
Adjustments to maintain reserves	8	1	12	11	(5)	6	(5)	(1,337)

Net equity transactions	4,929	646,209	325,496	1,330,275	835,719	250,163	(711,054)	3,427,833

Net change in contract owners’ equity	(4,425)	721,550	238,131	1,577,137	836,082	261,441	(822,046)	3,999,255
Contract owners’ equity beginning of period	1,237,678	516,128	2,695,344	1,118,207	418,598	157,157	6,506,439	2,507,184

Contract owners’ equity end of period	$1,233,253	1,237,678	2,933,475	2,695,344	1,254,680	418,598	5,684,393	6,506,439

CHANGES IN UNITS:
Beginning units	116,800	53,802	265,575	123,901	37,840	15,182	627,529	269,438
Units purchased	24,738	100,466	107,755	168,319	92,227	24,929	72,231	400,169
Units redeemed	(23,668)	(37,468)	(74,225)	(26,645)	(18,321)	(2,271)	(138,914)	(42,078)

Ending units	117,870	116,800	299,105	265,575	111,746	37,840	560,846	627,529

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVCMA1		NVCMC1		NVCBD1		NVLCP1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$376,196	71,461	13,951	5,244	26,857	34,012	2,280	2,308
Realized gain (loss) on investments	24,087	(24,315)	5,975	13,101	12,448	49,135	1,035	2,713
Change in unrealized gain (loss) on investments	(1,298,496)	1,488,592	(24,205)	19,685	19,750	10,429	2,054	(1,058)
Reinvested capital gains	142,342	-	3,290	722	-	10,661	83	2,238

Net increase (decrease) in contract owners’ equity resulting from operations	(755,871)	1,535,738	(989)	38,752	59,055	104,237	5,452	6,201

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,387,194	2,186,488	38,493	104,551	88,562	211,691	5,055	1,026
Transfers between funds	(36,897)	5,069,237	155,947	59,062	(102,833)	(566,299)	(15,400)	1,900
Surrenders (note 6)	(137,179)	(37,098)	-	-	(58,580)	(122,083)	(2,253)	-
Death Benefits (note 4)	-	-	-	-	(20,248)	-	-	-
Net policy repayments (loans) (note 5)	(95,734)	(49,901)	194	(151)	(2,552)	(54,518)	-	-
Deductions for surrender charges (note 2d)	(59,648)	(31,827)	-	-	(6,510)	(4,912)	(385)	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,028,922)	(788,518)	(32,956)	(26,548)	(48,858)	(83,885)	(3,838)	(3,524)
Asset charges (note 3)	(67,736)	(44,434)	(1,969)	(1,586)	(3,539)	(5,015)	(407)	(361)
Adjustments to maintain reserves	(73)	(755)	3	4	6	(1)	(2)	(9)

Net equity transactions	961,005	6,303,192	159,712	135,332	(154,552)	(625,022)	(17,230)	(968)

Net change in contract owners’ equity	205,134	7,838,930	158,723	174,084	(95,497)	(520,785)	(11,778)	5,233
Contract owners’ equity beginning of period	14,664,403	6,825,473	441,723	267,639	965,106	1,485,891	99,918	94,685

Contract owners’ equity end of period	$14,869,537	14,664,403	600,446	441,723	869,609	965,106	88,140	99,918

CHANGES IN UNITS:
Beginning units	1,478,720	781,162	41,011	27,163	83,327	137,344	7,949	8,162
Units purchased	249,382	802,004	20,339	16,392	7,849	17,870	538	1,852
Units redeemed	(156,818)	(104,446)	(5,445)	(2,544)	(20,739)	(71,887)	(1,895)	(2,065)

Ending units	1,571,284	1,478,720	55,905	41,011	70,437	83,327	6,592	7,949

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	TRF		GBF		CAF		GVIX6
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$24,397	28,613	109,672	164,202	66	-	11,758	9,483
Realized gain (loss) on investments	95,103	(746,843)	(26,247)	88,630	(20)	-	(18,577)	(42,000)
Change in unrealized gain (loss) on investments	(107,619)	1,081,431	171,812	(106,552)	(884)	-	(51,163)	65,244
Reinvested capital gains	-	-	10,745	150,724	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,881	363,201	265,982	297,004	(838)	-	(57,982)	32,727

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	274,986	566,746	517,768	1,301,811	487	-	28,585	40,024
Transfers between funds	(236,291)	(1,943,439)	(589,270)	(4,292,782)	13,571	-	190	(45,358)
Surrenders (note 6)	(119,509)	(86,397)	(188,437)	(135,735)	-	-	(11,967)	(24,849)
Death Benefits (note 4)	(9,542)	(25)	(30,056)	(1,559)	-	-	-	-
Net policy repayments (loans) (note 5)	(20,144)	(16,978)	(39,879)	(34,323)	-	-	(19,362)	(21,263)
Deductions for surrender charges (note 2d)	(29,838)	(35,036)	(33,135)	(43,518)	-	-	(296)	(1,387)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(156,377)	(263,785)	(239,056)	(392,195)	(411)	-	(16,808)	(16,765)
Asset charges (note 3)	(9,331)	(13,958)	(13,857)	(21,834)	(30)	-	(1,512)	(1,543)
Adjustments to maintain reserves	2,171	(126)	1,917	(804)	-	-	(2)	(35)

Net equity transactions	(303,875)	(1,792,998)	(614,005)	(3,620,939)	13,617	-	(21,172)	(71,176)

Net change in contract owners’ equity	(291,994)	(1,429,797)	(348,023)	(3,323,935)	12,779	-	(79,154)	(38,449)
Contract owners’ equity beginning of period	2,274,385	3,704,182	4,009,795	7,333,730	-	-	477,530	515,979

Contract owners’ equity end of period	$1,982,391	2,274,385	3,661,772	4,009,795	12,779	-	398,376	477,530

CHANGES IN UNITS:
Beginning units	203,747	376,462	303,580	581,783	-	-	50,495	58,676
Units purchased	25,165	58,106	34,716	89,276	1,442	-	3,882	3,264
Units redeemed	(52,257)	(230,821)	(79,816)	(367,479)	(49)	-	(6,115)	(11,445)

Ending units	176,655	203,747	258,480	303,580	1,393	-	48,262	50,495

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$127,518	90,456	9,761	1,597	6,893	695	28,923	25,181
Realized gain (loss) on investments	(340,127)	(575,118)	2,666	681	2,250	906	24,073	9,255
Change in unrealized gain (loss) on investments	(67,970)	1,299,706	(11,166)	17,577	(17,387)	11,497	(23,901)	30,217
Reinvested capital gains	-	-	595	634	315	289	4,185	3,328

Net increase (decrease) in contract owners’ equity resulting from operations	(280,579)	815,044	1,856	20,489	(7,929)	13,387	33,280	67,981

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,230,094	1,150,005	106,775	54,589	135,230	15,103	181,774	234,524
Transfers between funds	(159,596)	325,457	40,967	378,304	85,308	219,529	(46,333)	(163,358)
Surrenders (note 6)	(347,116)	(114,375)	(4,475)	1	(4,622)	-	(53,346)	(1,885)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(66,359)	(131,892)	51	23	(5)	(5)	10,808	(24,525)
Deductions for surrender charges (note 2d)	(63,505)	(72,915)	-	(12)	-	-	(12,556)	(1,432)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(489,516)	(481,098)	(54,920)	(25,196)	(34,319)	(11,691)	(84,771)	(100,082)
Asset charges (note 3)	(30,953)	(26,091)	(1,777)	(623)	(1,498)	(433)	(5,617)	(5,632)
Adjustments to maintain reserves	6	(231)	6	(10)	(4)	(1)	1	3

Net equity transactions	73,055	648,860	86,627	407,076	180,090	222,502	(10,040)	(62,387)

Net change in contract owners’ equity	(207,524)	1,463,904	88,483	427,565	172,161	235,889	23,240	5,594
Contract owners’ equity beginning of period	6,948,979	5,485,075	430,813	3,248	249,595	13,706	1,200,240	1,194,646

Contract owners’ equity end of period	$6,741,455	6,948,979	519,296	430,813	421,756	249,595	1,223,480	1,200,240

CHANGES IN UNITS:
Beginning units	553,304	500,629	33,703	279	18,255	1,123	95,390	100,540
Units purchased	101,858	131,044	11,482	35,633	15,540	18,080	16,502	20,063
Units redeemed	(96,418)	(78,369)	(4,916)	(2,209)	(2,657)	(948)	(17,423)	(25,213)

Ending units	558,744	553,304	40,269	33,703	31,138	18,255	94,469	95,390

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVIDM		GVDMA		GVDMC		MCIF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$458,390	309,356	692,145	495,255	33,007	31,362	18,445	21,938
Realized gain (loss) on investments	(198,721)	(360,413)	(1,052,175)	(672,933)	114,515	35,896	37,945	(61,161)
Change in unrealized gain (loss) on investments	(272,760)	1,894,154	(349,102)	3,732,369	(113,920)	55,088	(172,183)	461,859
Reinvested capital gains	-	-	-	-	-	-	35,130	2,136

Net increase (decrease) in contract owners’ equity resulting from operations	(13,091)	1,843,097	(709,132)	3,554,691	33,602	122,346	(80,663)	424,772

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,140,816	3,054,390	5,551,573	6,631,277	165,882	202,079	214,830	281,786
Transfers between funds	(82)	2,709,131	(423,416)	3,411,425	(129,530)	111,684	223,272	72,915
Surrenders (note 6)	(440,799)	(154,223)	(2,506,553)	(1,152,247)	(146,977)	(90,427)	(79,397)	(147,076)
Death Benefits (note 4)	-	(13,057)	(36,439)	(1,046)	-	-	-	(1,144)
Net policy repayments (loans) (note 5)	30,289	(2,902)	(82,689)	(129,341)	(2,817)	4,765	(34,048)	(12,963)
Deductions for surrender charges (note 2d)	(80,806)	(81,083)	(250,813)	(211,143)	(41,940)	(10,684)	(11,904)	(30,348)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,073,770)	(1,009,947)	(2,258,432)	(2,241,058)	(135,777)	(172,291)	(110,228)	(112,501)
Asset charges (note 3)	(68,087)	(53,388)	(144,353)	(118,432)	(6,019)	(6,041)	(8,414)	(7,113)
Adjustments to maintain reserves	9	(415)	(20)	(333)	-	(32)	(8,139)	(547)

Net equity transactions	1,507,570	4,448,506	(151,142)	6,189,102	(297,178)	39,053	185,972	43,009

Net change in contract owners’ equity	1,494,479	6,291,603	(860,274)	9,743,793	(263,576)	161,399	105,309	467,781
Contract owners’ equity beginning of period	20,706,137	14,414,534	33,693,991	23,950,198	1,622,972	1,461,573	2,051,699	1,583,918

Contract owners’ equity end of period	$22,200,616	20,706,137	32,833,717	33,693,991	1,359,396	1,622,972	2,157,008	2,051,699

CHANGES IN UNITS:
Beginning units	1,627,142	1,256,347	2,643,369	2,120,083	127,316	124,419	137,639	134,098
Units purchased	245,449	483,839	426,026	789,048	12,835	28,569	29,229	28,479
Units redeemed	(127,301)	(113,044)	(437,551)	(265,762)	(35,666)	(25,672)	(18,387)	(24,938)

Ending units	1,745,290	1,627,142	2,631,844	2,643,369	104,485	127,316	148,481	137,639

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SAM		NVMIG3		GVDIV3		NVMLG1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$6	12	28,716	18,798	29,882	34,005	266	1,658
Realized gain (loss) on investments	-	-	165,624	(127,816)	(22,652)	(95,734)	165,094	417,211
Change in unrealized gain (loss) on investments	-	-	(400,736)	549,274	(267,002)	158,762	(275,432)	(128,681)
Reinvested capital gains	-	-	-	-	-	-	-	141,154

Net increase (decrease) in contract owners’ equity resulting from operations	6	12	(206,396)	440,256	(259,772)	97,033	(110,072)	431,342

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,972,325	3,673,669	304,451	574,050	172,804	239,329	583,371	508,474
Transfers between funds	(1,590,515)	(1,773,267)	(259,382)	(1,889,435)	16,636	(10,402)	(155,957)	435,671
Surrenders (note 6)	(1,989,284)	(1,492,063)	(128,915)	(91,048)	(73,640)	(48,333)	(107,030)	(178,886)
Death Benefits (note 4)	(11,669)	60,014	(7,510)	(36)	(2,132)	(1,095)	(3,874)	(23,251)
Net policy repayments (loans) (note 5)	966,586	(6,063)	(21,983)	(29,019)	29,908	(8,237)	(37,848)	1,012
Deductions for surrender charges (note 2d)	(163,462)	(177,104)	(35,626)	(44,979)	(10,140)	(11,186)	(29,515)	(42,814)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,047,607)	(1,252,696)	(162,633)	(259,457)	(89,600)	(101,645)	(203,524)	(244,568)
Asset charges (note 3)	(67,552)	(69,699)	(9,711)	(13,811)	(6,093)	(5,944)	(13,041)	(12,814)
Adjustments to maintain reserves	1	-	2,154	(162)	1	(100)	1,296	(192)

Net equity transactions	68,823	(1,037,209)	(319,155)	(1,753,897)	37,744	52,387	33,878	442,632

Net change in contract owners’ equity	68,829	(1,037,197)	(525,551)	(1,313,641)	(222,028)	149,420	(76,194)	873,974
Contract owners’ equity beginning of period	8,673,552	9,710,749	2,450,941	3,764,582	1,577,709	1,428,289	3,570,266	2,696,292

Contract owners’ equity end of period	$8,742,381	8,673,552	1,925,390	2,450,941	1,355,681	1,577,709	3,494,072	3,570,266

CHANGES IN UNITS:
Beginning units	755,400	845,733	256,504	449,282	147,472	141,665	374,210	326,437
Units purchased	405,071	329,704	33,500	71,788	21,559	30,114	80,604	113,571
Units redeemed	(399,077)	(420,037)	(67,679)	(264,566)	(17,973)	(24,307)	(77,617)	(65,798)

Ending units	761,394	755,400	222,325	256,504	151,058	147,472	377,197	374,210

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVMLV1		NVMMG1		NVMMV2		SCGF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$17,446	9,932	-	-	14,667	28,842	-	-
Realized gain (loss) on investments	16,976	14,686	161,989	173,863	130,969	14,729	1,586	(26,020)
Change in unrealized gain (loss) on investments	(177,871)	88,458	(277,454)	528,904	(196,052)	281,717	(85,430)	245,764
Reinvested capital gains	52,932	64,496	-	-	7,409	87,035	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(90,517)	177,572	(115,465)	702,767	(43,007)	412,323	(83,844)	219,744

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	136,484	185,404	298,708	483,071	228,718	464,537	119,806	87,760
Transfers between funds	26,860	121,265	(72,306)	(1,092,557)	(172,322)	(1,213,991)	705,421	161,040
Surrenders (note 6)	(23,544)	(38,992)	(107,074)	(95,930)	(120,899)	(90,443)	(41,040)	(14,136)
Death Benefits (note 4)	(1,564)	-	(5,672)	(15,737)	(9,500)	(33)	-	(559)
Net policy repayments (loans) (note 5)	(4,357)	(6,955)	(18,875)	(8,952)	(16,704)	(12,637)	(9,954)	(4,730)
Deductions for surrender charges (note 2d)	(8,080)	(19,438)	(28,913)	(36,982)	(23,512)	(32,428)	(7,047)	(2,919)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(86,209)	(95,361)	(178,603)	(224,585)	(119,135)	(200,413)	(74,013)	(53,431)
Asset charges (note 3)	(5,993)	(5,630)	(10,956)	(12,108)	(7,732)	(10,939)	(5,111)	(3,274)
Adjustments to maintain reserves	(1)	(68)	1,086	(328)	1,885	(97)	1	(5)

Net equity transactions	33,596	140,225	(122,605)	(1,004,108)	(239,201)	(1,096,444)	688,063	169,746

Net change in contract owners’ equity	(56,921)	317,797	(238,070)	(301,341)	(282,208)	(684,121)	604,219	389,490
Contract owners’ equity beginning of period	1,535,233	1,217,436	2,701,371	3,002,712	1,950,258	2,634,379	1,060,257	670,767

Contract owners’ equity end of period	$1,478,312	1,535,233	2,463,301	2,701,371	1,668,050	1,950,258	1,664,476	1,060,257

CHANGES IN UNITS:
Beginning units	167,431	150,094	266,837	376,145	184,895	298,784	97,299	77,220
Units purchased	18,286	37,978	30,159	57,985	22,257	47,969	68,378	29,400
Units redeemed	(14,513)	(20,641)	(42,903)	(167,293)	(45,254)	(161,858)	(11,933)	(9,321)

Ending units	171,204	167,431	254,093	266,837	161,898	184,895	153,744	97,299

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SCVF		SCF		MSBF		NVSTB2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$3,823	4,849	10,441	5,078	106,531	146,060	19,268	15,952
Realized gain (loss) on investments	13,790	(1,782)	(74,118)	(177,549)	(23,111)	(60,696)	1,793	2,533
Change in unrealized gain (loss) on investments	(63,022)	199,674	(53,594)	579,620	48,073	145,060	(4,840)	7,639
Reinvested capital gains	-	-	-	-	-	-	-	2,274

Net increase (decrease) in contract owners’ equity resulting from operations	(45,409)	202,741	(117,271)	407,149	131,493	230,424	16,221	28,398

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	70,178	113,003	248,271	263,885	174,925	220,449	65,488	199,076
Transfers between funds	(50,037)	(63,546)	(79,735)	(14,867)	66,595	(70,454)	7,960	(50,301)
Surrenders (note 6)	(19,500)	(65,588)	(76,081)	(131,532)	(74,480)	(72,369)	(73,355)	(40,592)
Death Benefits (note 4)	-	-	(953)	(359)	-	-	-	-
Net policy repayments (loans) (note 5)	(21,185)	(15,643)	(20,213)	(6,016)	(56,705)	(100,123)	23,183	(18,971)
Deductions for surrender charges (note 2d)	(9,832)	(10,984)	(8,489)	(20,863)	(4,884)	(8,696)	(4,916)	(9,648)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(48,857)	(54,656)	(120,564)	(124,984)	(117,760)	(123,628)	(70,327)	(69,188)
Asset charges (note 3)	(3,656)	(3,500)	(8,612)	(7,753)	(9,537)	(9,533)	(4,346)	(4,249)
Adjustments to maintain reserves	(3)	(2)	39	(32)	1	(3)	8,633	(34)

Net equity transactions	(82,892)	(100,916)	(66,337)	(42,521)	(21,845)	(164,357)	(47,680)	6,093

Net change in contract owners’ equity	(128,301)	101,825	(183,608)	364,628	109,648	66,067	(31,459)	34,491
Contract owners’ equity beginning of period	916,908	815,083	2,052,662	1,688,034	2,401,116	2,335,049	1,224,085	1,189,594

Contract owners’ equity end of period	$788,607	916,908	1,869,054	2,052,662	2,510,764	2,401,116	1,192,626	1,224,085

CHANGES IN UNITS:
Beginning units	71,739	80,738	149,400	153,968	188,130	202,323	112,220	111,697
Units purchased	5,626	11,616	16,394	23,960	19,217	16,769	14,523	27,442
Units redeemed	(12,369)	(20,615)	(21,751)	(28,528)	(20,965)	(30,962)	(18,808)	(26,919)

Ending units	64,996	71,739	144,043	149,400	186,382	188,130	107,935	112,220

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVOLG1		NVTIV3		EIF		NVRE1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$81,206	573	56,780	57,293	33,681	40,991	35,479	67,053
Realized gain (loss) on investments	7,647	927	29,841	491,853	(13,562)	(227,439)	175,846	145,714
Change in unrealized gain (loss) on investments	(389,963)	42,234	(345,018)	(711,252)	(78,893)	573,340	20,457	407,184
Reinvested capital gains	42,464	3,281	2,203	328,232	-	-	16,383	297,296

Net increase (decrease) in contract owners’ equity resulting from operations	(258,646)	47,015	(256,194)	166,126	(58,774)	386,892	248,165	917,247

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,321,834	73,821	294,042	655,099	305,592	456,879	356,668	450,924
Transfers between funds	(1,181,107)	12,793,156	(203,415)	(2,541,418)	(97,385)	(340,456)	27,934	102,205
Surrenders (note 6)	(563,568)	(25,138)	(120,191)	(93,822)	(91,610)	(100,907)	(177,991)	(201,717)
Death Benefits (note 4)	(86,163)	-	(8,741)	(38)	(3,057)	(20)	-	-
Net policy repayments (loans) (note 5)	(74,121)	(12,663)	(16,565)	(18,983)	(13,825)	(16,021)	(96,367)	(75,535)
Deductions for surrender charges (note 2d)	(84,839)	(4,519)	(32,850)	(40,807)	(24,824)	(32,599)	(65,084)	(78,197)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(759,042)	(48,729)	(153,322)	(288,556)	(158,185)	(212,508)	(222,049)	(238,152)
Asset charges (note 3)	(45,968)	(2,959)	(9,141)	(15,325)	(10,437)	(12,309)	(14,939)	(13,380)
Adjustments to maintain reserves	(22)	2	2,969	(165)	1,086	(120)	3	(245)

Net equity transactions	(1,472,996)	12,772,971	(247,214)	(2,344,015)	(92,645)	(258,061)	(191,825)	(54,097)

Net change in contract owners’ equity	(1,731,642)	12,819,986	(503,408)	(2,177,889)	(151,419)	128,831	56,340	863,150
Contract owners’ equity beginning of period	12,820,143	157	2,270,423	4,448,312	2,562,650	2,433,819	3,923,143	3,059,993

Contract owners’ equity end of period	$11,088,501	12,820,143	1,767,015	2,270,423	2,411,231	2,562,650	3,979,483	3,923,143

CHANGES IN UNITS:
Beginning units	902,250	12	163,794	341,276	226,889	249,468	407,900	414,176
Units purchased	94,589	908,891	23,321	54,721	26,711	48,551	48,286	73,333
Units redeemed	(198,628)	(6,653)	(41,551)	(232,203)	(35,036)	(71,130)	(67,682)	(79,609)

Ending units	798,211	902,250	145,564	163,794	218,564	226,889	388,504	407,900

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ALVSVA		ACVIP2		ACVMV1		ACVV
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$5,810	3,877	100,546	30,391	23,802	33,987	-	35,028
Realized gain (loss) on investments	51,677	53,055	30,320	17,964	94,467	53,539	-	(52,675)
Change in unrealized gain (loss) on investments	(161,168)	156,333	113,888	46,016	(186,893)	190,620	-	256,874
Reinvested capital gains	-	-	28,600	-	46,885	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(103,681)	213,265	273,354	94,371	(21,739)	278,146	-	239,227

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	58,392	165,448	228,248	168,508	230,809	214,275	-	266,358
Transfers between funds	20,479	278,774	390,985	850,932	48,140	(346,910)	-	(2,927,833)
Surrenders (note 6)	(20,079)	(46,218)	(84,456)	(196,950)	(80,313)	(85,680)	-	(101,778)
Death Benefits (note 4)	-	-	(804)	-	-	(1,120)	-	(1,102)
Net policy repayments (loans) (note 5)	(10,225)	(5,061)	37,053	1,508	(13,444)	(27,971)	-	(37,900)
Deductions for surrender charges (note 2d)	(1,543)	(335)	(14,312)	(5,630)	(11,124)	(26,946)	-	(25,276)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(33,382)	(31,076)	(113,794)	(112,249)	(96,849)	(101,515)	-	(163,340)
Asset charges (note 3)	(2,810)	(2,222)	(7,919)	(6,604)	(6,263)	(5,770)	-	(8,861)
Adjustments to maintain reserves	7	(1)	(279)	(193)	21	3	-	4

Net equity transactions	10,839	359,309	434,722	699,322	70,977	(381,634)	-	(2,999,728)

Net change in contract owners’ equity	(92,842)	572,574	708,076	793,693	49,238	(103,488)	-	(2,760,501)
Contract owners’ equity beginning of period	1,213,437	640,863	2,220,359	1,426,666	1,724,037	1,827,525	-	2,760,501

Contract owners’ equity end of period	$1,120,595	1,213,437	2,928,435	2,220,359	1,773,275	1,724,037	-	-

CHANGES IN UNITS:
Beginning units	106,874	71,632	172,382	116,432	110,517	139,706	-	262,089
Units purchased	11,042	39,375	53,829	68,862	18,710	15,018	-	25,197
Units redeemed	(10,180)	(4,133)	(22,751)	(12,912)	(14,760)	(44,207)	-	(287,286)

Ending units	107,736	106,874	203,460	172,382	114,467	110,517	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	DVSCS		DCAP		FQB		FCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$13,885	9,471	21,479	22,684	80,255	57,181	-	3,976
Realized gain (loss) on investments	(66,324)	(240,601)	95,594	(32,549)	(2,660)	6,026	-	(1,461,494)
Change in unrealized gain (loss) on investments	57,412	707,790	(1,061)	174,635	(42,522)	44,140	-	2,715,979
Reinvested capital gains	5,554	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,527	476,660	116,012	164,770	35,073	107,347	-	1,258,461

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	261,599	315,478	122,485	176,640	108,740	265,882	-	1,198,815
Transfers between funds	7,926	325,749	200,704	(33,413)	(16,980)	116,692	-	(9,550,407)
Surrenders (note 6)	(67,470)	(59,695)	(24,484)	(55,804)	(36,150)	(23,634)	-	(376,084)
Death Benefits (note 4)	-	(1,126)	(2,208)	-	-	-	-	(18,999)
Net policy repayments (loans) (note 5)	(26,033)	(21,338)	(6,716)	(3,299)	(34,877)	(21,569)	-	(59,316)
Deductions for surrender charges (note 2d)	(25,028)	(18,487)	(3,954)	(12,322)	(10,796)	(8,380)	-	(72,083)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(139,526)	(142,272)	(62,226)	(61,959)	(84,997)	(92,803)	-	(573,052)
Asset charges (note 3)	(9,659)	(8,370)	(5,383)	(4,792)	(5,606)	(5,460)	-	(29,875)
Adjustments to maintain reserves	(8,468)	(568)	380	(662)	10	1	-	(37)

Net equity transactions	(6,659)	389,371	218,598	4,389	(80,656)	230,729	-	(9,481,038)

Net change in contract owners’ equity	3,868	866,031	334,610	169,159	(45,583)	338,076	-	(8,222,577)
Contract owners’ equity beginning of period	2,258,389	1,392,358	1,229,603	1,060,444	1,550,405	1,212,329	-	8,222,577

Contract owners’ equity end of period	$2,262,257	2,258,389	1,564,213	1,229,603	1,504,822	1,550,405	-	-

CHANGES IN UNITS:
Beginning units	165,126	128,097	94,390	93,873	115,196	97,737	-	681,006
Units purchased	20,979	58,457	26,141	17,386	8,354	36,285	-	88,886
Units redeemed	(21,622)	(21,428)	(10,381)	(16,869)	(14,225)	(18,826)	-	(769,892)

Ending units	164,483	165,126	110,150	94,390	109,325	115,196	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FNRS2		FEIS		FF10S		FF20S
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$40,387	11,642	74,674	44,405	16,281	15,850	44,224	36,372
Realized gain (loss) on investments	119,717	(249,601)	(159,875)	(206,912)	(4,852)	(11,554)	(64,251)	(60,422)
Change in unrealized gain (loss) on investments	(559,619)	796,209	87,267	518,164	(19,914)	64,231	620	226,964
Reinvested capital gains	-	-	-	-	4,168	13,511	8,004	13,226

Net increase (decrease) in contract owners’ equity resulting from operations	(399,515)	558,250	2,066	355,657	(4,317)	82,038	(11,403)	216,140

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	588,310	448,987	475,691	412,199	59,829	73,279	256,894	220,567
Transfers between funds	1,001,307	240,274	98,269	(137,491)	52,051	99,032	200,888	98,993
Surrenders (note 6)	(117,248)	(100,601)	(127,851)	(89,372)	(42,419)	-	(73,253)	(63,985)
Death Benefits (note 4)	(15,721)	-	-	(4,525)	-	-	-	-
Net policy repayments (loans) (note 5)	(43,857)	(52,941)	(17,039)	10,892	-	(6,415)	9,599	(30,912)
Deductions for surrender charges (note 2d)	(27,119)	(36,650)	(18,625)	(27,360)	(14,074)	(2,442)	(16,091)	(3,482)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(231,300)	(183,840)	(200,604)	(207,761)	(58,432)	(52,548)	(109,329)	(108,587)
Asset charges (note 3)	(15,888)	(9,867)	(11,819)	(10,273)	(3,247)	(2,771)	(7,107)	(6,312)
Adjustments to maintain reserves	(12)	341	3	(22)	1	(12)	2	29

Net equity transactions	1,138,472	305,703	198,025	(53,713)	(6,291)	108,123	261,603	106,311

Net change in contract owners’ equity	738,957	863,953	200,091	301,944	(10,608)	190,161	250,200	322,451
Contract owners’ equity beginning of period	3,639,498	2,775,545	2,762,074	2,460,130	810,673	620,512	1,843,272	1,520,821

Contract owners’ equity end of period	$4,378,455	3,639,498	2,962,165	2,762,074	800,065	810,673	2,093,472	1,843,272

CHANGES IN UNITS:
Beginning units	197,762	179,708	246,651	252,833	59,978	51,756	135,628	128,150
Units purchased	78,253	43,173	46,158	47,508	8,402	14,318	40,722	22,308
Units redeemed	(25,052)	(25,119)	(30,543)	(53,690)	(9,018)	(6,096)	(20,560)	(14,830)

Ending units	250,963	197,762	262,266	246,651	59,362	59,978	155,790	135,628

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FF30S		FGS		FIGBS		FMCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$40,107	27,627	5,054	2,536	147,327	168,097	11,251	17,186
Realized gain (loss) on investments	(17,428)	(99,785)	376,121	(193,099)	113,543	261,296	(79,800)	(131,608)
Change in unrealized gain (loss) on investments	(78,302)	266,653	(362,862)	495,976	(54,236)	21,721	(784,181)	1,684,806
Reinvested capital gains	5,869	10,173	6,306	5,036	126,844	51,988	12,892	19,731

Net increase (decrease) in contract owners’ equity resulting from operations	(49,754)	204,668	24,619	310,449	333,478	503,102	(839,838)	1,590,115

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	288,585	307,943	373,871	212,787	565,788	962,624	735,574	783,111
Transfers between funds	352,260	102,393	127,268	(224,589)	(405,017)	(2,890,596)	553,157	358,480
Surrenders (note 6)	(23,069)	(52,201)	(106,581)	(59,387)	(199,853)	(122,307)	(289,030)	(244,580)
Death Benefits (note 4)	-	-	-	-	(29,284)	(1,243)	(33,499)	(7,238)
Net policy repayments (loans) (note 5)	(6,358)	(10,628)	(26,212)	(19,809)	4,944	(45,319)	(65,041)	(70,077)
Deductions for surrender charges (note 2d)	(33,388)	(13,684)	(14,656)	(24,866)	(39,963)	(42,864)	(79,525)	(59,740)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(128,541)	(129,147)	(159,099)	(130,578)	(301,038)	(437,639)	(409,365)	(417,533)
Asset charges (note 3)	(7,070)	(5,757)	(9,541)	(6,110)	(18,913)	(25,857)	(25,989)	(22,717)
Adjustments to maintain reserves	(4)	(30)	(28)	(52)	10,948	1,347	(17)	555

Net equity transactions	442,415	198,889	185,022	(252,604)	(412,388)	(2,601,854)	386,265	320,261

Net change in contract owners’ equity	392,661	403,557	209,641	57,845	(78,910)	(2,098,752)	(453,573)	1,910,376
Contract owners’ equity beginning of period	1,549,130	1,145,573	1,633,790	1,575,945	4,795,869	6,894,621	7,223,733	5,313,357

Contract owners’ equity end of period	$1,941,791	1,549,130	1,843,431	1,633,790	4,716,959	4,795,869	6,770,160	7,223,733

CHANGES IN UNITS:
Beginning units	115,117	98,748	133,548	159,808	359,583	556,639	422,702	400,154
Units purchased	50,216	33,686	39,786	22,937	43,021	76,936	70,626	79,725
Units redeemed	(17,039)	(17,317)	(22,862)	(49,197)	(72,716)	(273,992)	(49,618)	(57,177)

Ending units	148,294	115,117	150,472	133,548	329,888	359,583	443,710	422,702

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FOSR		FVSS		FTVIS2		FTVRDI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$25,093	24,133	1,485	698	109,210	109,886	32,380	28,170
Realized gain (loss) on investments	(140,128)	(121,058)	(10,697)	(10,233)	(84,538)	(52,265)	4,928	(23,300)
Change in unrealized gain (loss) on investments	(233,390)	332,508	(5,436)	46,672	18,210	145,850	76,218	305,711
Reinvested capital gains	3,575	3,549	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(344,850)	239,132	(14,648)	37,137	42,882	203,471	113,526	310,581

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	224,562	283,483	15,342	16,874	219,986	302,173	155,260	201,888
Transfers between funds	19,946	(42,321)	(11,092)	(2,412)	46,843	105,056	(26,473)	35,464
Surrenders (note 6)	(88,712)	(32,287)	(562)	(6,554)	(116,265)	(59,747)	(21,961)	(60,231)
Death Benefits (note 4)	(2,341)	(1,161)	-	-	(64,631)	(45,051)	(2,409)	-
Net policy repayments (loans) (note 5)	(13,727)	(8,141)	(326)	(151)	(21,309)	2,969	(2,254)	(17,438)
Deductions for surrender charges (note 2d)	(16,765)	(13,278)	(1,244)	(1,409)	(7,727)	(7,758)	(9,596)	(13,692)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(131,520)	(148,296)	(10,899)	(12,051)	(124,912)	(118,685)	(111,578)	(110,210)
Asset charges (note 3)	(8,275)	(7,777)	(799)	(783)	(7,512)	(6,291)	(7,318)	(6,352)
Adjustments to maintain reserves	11	(101)	(2)	3	19	-	1	(5)

Net equity transactions	(16,821)	30,121	(9,582)	(6,483)	(75,508)	172,666	(26,328)	29,424

Net change in contract owners’ equity	(361,671)	269,253	(24,230)	30,654	(32,626)	376,137	87,198	340,005
Contract owners’ equity beginning of period	1,987,305	1,718,052	173,858	143,204	1,948,278	1,572,141	1,835,371	1,495,366

Contract owners’ equity end of period	$1,625,634	1,987,305	149,628	173,858	1,915,652	1,948,278	1,922,569	1,835,371

CHANGES IN UNITS:
Beginning units	143,327	140,027	13,541	14,104	155,775	141,630	146,566	144,419
Units purchased	21,873	29,542	1,272	1,532	20,601	32,711	13,662	20,997
Units redeemed	(23,429)	(26,242)	(2,028)	(2,095)	(26,776)	(18,566)	(15,788)	(18,850)

Ending units	141,771	143,327	12,785	13,541	149,600	155,775	144,440	146,566

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FTVSVI		FTVDM3		TIF3		FTVGI3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$40,203	43,216	18,559	29,091	31,266	28,506	197,527	37,953
Realized gain (loss) on investments	226,626	(292,710)	(106,805)	(155,283)	30,954	(16,392)	61,823	57,921
Change in unrealized gain (loss) on investments	(435,891)	1,381,259	(237,966)	447,013	(254,327)	136,059	(322,819)	260,046
Reinvested capital gains	-	-	-	-	-	-	23,014	6,912

Net increase (decrease) in contract owners’ equity resulting from operations	(169,062)	1,131,765	(326,212)	320,821	(192,107)	148,173	(40,455)	362,832

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	431,538	607,661	202,848	436,410	244,346	250,728	437,015	469,980
Transfers between funds	(130,300)	(1,163,071)	(183,904)	20,523	(92,687)	(69,740)	592,095	(83,579)
Surrenders (note 6)	(206,092)	(164,484)	(48,866)	(74,190)	(43,137)	(44,627)	(78,274)	(117,525)
Death Benefits (note 4)	-	(17,816)	-	(464)	-	-	-	(23,249)
Net policy repayments (loans) (note 5)	(3,035)	(47,947)	(33,691)	(29,320)	7,765	(13,163)	(59,379)	(77,915)
Deductions for surrender charges (note 2d)	(47,557)	(32,899)	(37,215)	(18,900)	(9,120)	(9,326)	(13,150)	(13,838)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(240,707)	(304,990)	(123,507)	(146,564)	(120,767)	(131,083)	(194,830)	(171,811)
Asset charges (note 3)	(16,012)	(17,455)	(7,548)	(7,480)	(7,402)	(7,215)	(12,730)	(10,440)
Adjustments to maintain reserves	1,076	19	(52)	726	(23)	(14)	8,984	(101)

Net equity transactions	(211,089)	(1,140,982)	(231,935)	180,741	(21,025)	(24,440)	679,731	(28,478)

Net change in contract owners’ equity	(380,151)	(9,217)	(558,147)	501,562	(213,132)	123,733	639,276	334,354
Contract owners’ equity beginning of period	4,576,130	4,585,347	2,209,666	1,708,104	1,912,531	1,788,798	3,092,822	2,758,468

Contract owners’ equity end of period	$4,195,979	4,576,130	1,651,519	2,209,666	1,699,399	1,912,531	3,732,098	3,092,822

CHANGES IN UNITS:
Beginning units	320,098	412,120	108,967	98,984	136,286	138,184	173,272	176,761
Units purchased	29,494	48,723	10,320	24,442	16,524	20,729	56,218	29,077
Units redeemed	(45,355)	(140,745)	(22,494)	(14,459)	(17,235)	(22,627)	(18,653)	(32,566)

Ending units	304,237	320,098	96,793	108,967	135,575	136,286	210,837	173,272

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FTVFA2		AMTB		AMINS		AMFAS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$131	16,482	46,732	104,109	-	-	-	-
Realized gain (loss) on investments	12,046	1,161	6,253	(107,178)	-	-	(2,188)	(6,312)
Change in unrealized gain (loss) on investments	(25,062)	57,431	(47,729)	110,485	-	-	(702)	28,027
Reinvested capital gains	-	62	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,885)	75,136	5,256	107,416	-	-	(2,890)	21,715

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	70,383	92,170	130,280	349,517	-	(163)	17,471	16,818
Transfers between funds	4,935	79,480	(279,754)	(809,062)	16	42	(4,914)	1,671
Surrenders (note 6)	-	(4,890)	(51,744)	(46,154)	-	-	(3,444)	(3)
Death Benefits (note 4)	-	-	(23,001)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,597)	-	(12,033)	(7,221)	-	-	22	(670)
Deductions for surrender charges (note 2d)	-	(1,514)	(7,378)	(12,416)	-	-	(646)	(407)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(32,861)	(29,948)	(84,576)	(148,784)	(16)	118	(9,330)	(9,497)
Asset charges (note 3)	(3,490)	(2,827)	(5,383)	(8,111)	-	3	(674)	(542)
Adjustments to maintain reserves	-	45	(1)	2	-	-	2	(6)

Net equity transactions	36,370	132,516	(333,590)	(682,229)	-	-	(1,513)	7,364

Net change in contract owners’ equity	23,485	207,652	(328,334)	(574,813)	-	-	(4,403)	29,079
Contract owners’ equity beginning of period	837,305	629,653	1,473,283	2,048,096	-	-	150,391	121,312

Contract owners’ equity end of period	$860,790	837,305	1,144,949	1,473,283	-	-	145,988	150,391

CHANGES IN UNITS:
Beginning units	87,597	72,627	128,687	188,350	-	-	15,152	14,619
Units purchased	9,601	19,435	12,091	30,840	1	12	1,977	1,885
Units redeemed	(5,734)	(4,465)	(41,058)	(90,503)	(1)	(12)	(2,263)	(1,352)

Ending units	91,464	87,597	99,720	128,687	-	-	14,866	15,152

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AMSRS		OVGR		OVGS3		OVHI3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,895	261	-	2,345	34,929	30,046	37,078	21,421
Realized gain (loss) on investments	(34,789)	(28,086)	-	49,722	(81,252)	(61,068)	9,769	(138,134)
Change in unrealized gain (loss) on investments	(4,818)	176,833	-	59,482	(194,243)	410,151	(56,211)	167,921
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,712)	149,008	-	111,549	(240,566)	379,129	(9,364)	51,208

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	106,581	99,152	-	188,535	373,057	476,582	49,566	119,243
Transfers between funds	107,726	(26,557)	-	(1,514,587)	(15,016)	250,925	24,342	11,388
Surrenders (note 6)	(70,217)	(12,577)	-	(37,112)	(76,018)	(91,553)	(18,531)	(57,858)
Death Benefits (note 4)	-	-	-	(1,562)	(24,737)	(19,727)	-	(1,203)
Net policy repayments (loans) (note 5)	(32,634)	(10,692)	-	186	(37,238)	(8,431)	(403)	(9,488)
Deductions for surrender charges (note 2d)	(5,009)	(3,069)	-	(21,518)	(30,866)	(46,052)	(3,038)	(2,473)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(57,284)	(53,466)	-	(99,486)	(205,677)	(221,633)	(28,435)	(29,246)
Asset charges (note 3)	(3,643)	(3,229)	-	(5,746)	(12,144)	(10,802)	(1,718)	(1,342)
Adjustments to maintain reserves	(11)	(4)	-	(66)	7	(749)	2	(4)

Net equity transactions	45,509	(10,442)	-	(1,491,356)	(28,632)	328,560	21,785	29,017

Net change in contract owners’ equity	8,797	138,566	-	(1,379,807)	(269,198)	707,689	12,421	80,225
Contract owners’ equity beginning of period	802,876	664,310	-	1,379,807	2,843,001	2,135,312	412,866	332,641

Contract owners’ equity end of period	$811,673	802,876	-	-	2,573,803	2,843,001	425,287	412,866

CHANGES IN UNITS:
Beginning units	60,691	61,693	-	132,977	194,413	169,344	139,268	128,683
Units purchased	16,007	8,694	-	19,012	29,111	56,116	23,435	31,256
Units redeemed	(13,392)	(9,696)	-	(151,989)	(31,656)	(31,047)	(16,497)	(20,671)

Ending units	63,306	60,691	-	-	191,868	194,413	146,206	139,268

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVHI		OVGI		OVSC		PMVFBA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,845	2,214	26,425	51,049	9,845	9,100	13,284	10,543
Realized gain (loss) on investments	(12,911)	(26,941)	(37,163)	(667,204)	219,562	74,880	10,927	95,468
Change in unrealized gain (loss) on investments	9,494	29,248	4,810	1,210,329	(248,236)	240,830	21,571	30,717
Reinvested capital gains	-	-	-	-	-	-	2,493	4,347

Net increase (decrease) in contract owners’ equity resulting from operations	(572)	4,521	(5,928)	594,174	(18,829)	324,810	48,275	141,075

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(4)	380,993	698,860	176,719	212,549	41,604	48,561
Transfers between funds	(362)	(2,628)	(261,387)	(1,965,093)	(249,547)	(25,252)	184,229	322,885
Surrenders (note 6)	(125)	(413)	(146,607)	(110,870)	(95,465)	(75,948)	(1,866)	(45,632)
Death Benefits (note 4)	-	-	(9,401)	(1,176)	(1,106)	-	-	-
Net policy repayments (loans) (note 5)	(69)	(1,390)	(48,649)	(30,041)	(12,763)	(14,029)	(2,492)	646
Deductions for surrender charges (note 2d)	(696)	(316)	(34,899)	(49,405)	(25,866)	(14,124)	(138)	(3,347)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,589)	(3,438)	(226,071)	(345,008)	(94,761)	(112,809)	(26,414)	(35,430)
Asset charges (note 3)	(149)	(172)	(13,208)	(18,218)	(5,956)	(5,775)	(1,975)	(3,160)
Adjustments to maintain reserves	-	1	2,446	(170)	(10)	(3)	(40)	(20)

Net equity transactions	(3,990)	(8,360)	(356,783)	(1,821,121)	(308,755)	(35,391)	192,908	284,503

Net change in contract owners’ equity	(4,562)	(3,839)	(362,711)	(1,226,947)	(327,584)	289,419	241,183	425,578
Contract owners’ equity beginning of period	31,944	35,783	3,329,354	4,556,301	1,690,935	1,401,516	548,216	122,638

Contract owners’ equity end of period	$27,382	31,944	2,966,643	3,329,354	1,363,351	1,690,935	789,399	548,216

CHANGES IN UNITS:
Beginning units	9,265	11,916	281,551	447,372	123,671	126,495	45,666	11,184
Units purchased	-	1	32,981	68,718	12,744	17,306	19,017	41,862
Units redeemed	(1,133)	(2,652)	(63,618)	(234,539)	(34,447)	(20,130)	(4,091)	(7,380)

Ending units	8,132	9,265	250,914	281,551	101,968	123,671	60,592	45,666

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PMVLDA		PMVTRA		PVGIB		PVTVB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$54,324	43,891	3,129	-	117	133	-	38
Realized gain (loss) on investments	28,631	16,299	(670)	-	(168)	(204)	66	72
Change in unrealized gain (loss) on investments	(49,956)	46,514	(3,035)	-	(391)	1,294	(732)	517
Reinvested capital gains	-	12,714	5,280	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,999	119,418	4,704	-	(442)	1,223	(666)	627

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	494,812	447,632	9,272	-	-	-	230	230
Transfers between funds	(667,834)	1,945,672	365,243	-	-	-	384	9
Surrenders (note 6)	(278,281)	(42,052)	-	-	-	-	-	-
Death Benefits (note 4)	(7,390)	(33)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	751	(32,312)	(2,751)	-	-	-	-	-
Deductions for surrender charges (note 2d)	(27,541)	(14,545)	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(115,606)	(146,637)	(5,333)	-	(161)	(170)	(202)	(209)
Asset charges (note 3)	(9,286)	(9,808)	(463)	-	(42)	(41)	(21)	(19)
Adjustments to maintain reserves	1,139	(314)	(61)	-	5	(8)	2	(9)

Net equity transactions	(609,236)	2,147,603	365,907	-	(198)	(219)	393	2

Net change in contract owners’ equity	(576,237)	2,267,021	370,611	-	(640)	1,004	(273)	629
Contract owners’ equity beginning of period	3,943,193	1,676,172	-	-	9,676	8,672	3,584	2,955

Contract owners’ equity end of period	$3,366,956	3,943,193	370,611	-	9,036	9,676	3,311	3,584

CHANGES IN UNITS:
Beginning units	339,045	151,746	-	-	917	940	241	240
Units purchased	54,281	221,758	37,520	-	1	(1)	46	19
Units redeemed	(107,001)	(34,459)	(856)	-	(20)	(22)	(16)	(18)

Ending units	286,325	339,045	36,664	-	898	917	271	241

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AVCA		AVCDI		TRBCG2		TREI2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$663	3,060	-	-	-	-	-	27,708
Realized gain (loss) on investments	(10,044)	(21,447)	(69,926)	(36,628)	-	425,968	-	(141,629)
Change in unrealized gain (loss) on investments	(26,194)	76,003	4,631	175,399	-	(175,174)	-	384,689
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(35,575)	57,616	(65,295)	138,771	-	250,794	-	270,768

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	46,711	67,777	85,286	97,341	(22)	284,575	-	264,190
Transfers between funds	5,180	4,039	3,674	(1,373)	34	(1,868,889)	-	(2,596,866)
Surrenders (note 6)	(9,710)	(25,879)	(34,282)	(16,839)	-	(37,250)	-	(76,716)
Death Benefits (note 4)	-	(1,136)	(984)	-	-	(1,139)	-	(18,575)
Net policy repayments (loans) (note 5)	(14,722)	(1,912)	(21,005)	(3,307)	-	(2,218)	-	(31,131)
Deductions for surrender charges (note 2d)	(997)	(9,831)	(2,953)	(5,272)	-	(16,435)	-	(14,295)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(26,094)	(28,982)	(47,329)	(48,512)	(10)	(124,188)	-	(138,991)
Asset charges (note 3)	(1,704)	(1,623)	(3,628)	(3,212)	-	(6,290)	-	(8,213)
Adjustments to maintain reserves	1	(8)	2	(12)	(1)	(56)	-	26

Net equity transactions	(1,335)	2,445	(21,219)	18,814	1	(1,771,890)	-	(2,620,571)

Net change in contract owners’ equity	(36,910)	60,061	(86,514)	157,585	1	(1,521,096)	-	(2,349,803)
Contract owners’ equity beginning of period	432,148	372,087	875,866	718,281	39	1,521,135	-	2,349,803

Contract owners’ equity end of period	$395,238	432,148	789,352	875,866	40	39	-	-

CHANGES IN UNITS:
Beginning units	40,738	40,509	68,267	66,497	3	134,427	-	226,377
Units purchased	4,382	7,614	7,125	9,145	1	23,183	-	23,475
Units redeemed	(4,661)	(7,385)	(9,124)	(7,375)	(1)	(157,607)	-	(249,852)

Ending units	40,459	40,738	66,268	68,267	3	3	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	TRHS2		VWHAR		WRASP		WRBP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	5,903	-	47,540	15,358	1	-
Realized gain (loss) on investments	4,211	(4)	52,063	1,024	275,990	81,821	(13)	-
Change in unrealized gain (loss) on investments	(3,717)	2,823	(294,333)	68,087	(618,116)	240,946	6	-
Reinvested capital gains	-	-	6,351	-	-	-	7	-

Net increase (decrease) in contract owners’ equity resulting from operations	494	2,819	(230,016)	69,111	(294,586)	338,125	1	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	25,573	2,646	373,310	25,568	690,336	495,891	382	-
Transfers between funds	193,471	24,623	498,112	517,012	928,089	2,265,820	64	-
Surrenders (note 6)	(18,622)	-	(150,232)	-	(72,007)	(27,610)	-	-
Death Benefits (note 4)	-	-	-	(392)	(35,536)	(1,761)	-	-
Net policy repayments (loans) (note 5)	(1,100)	-	(1,633)	-	(7,036)	(21,037)	-	-
Deductions for surrender charges (note 2d)	(2,651)	-	(586)	-	(5,616)	(6,855)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,226)	(543)	(43,903)	(5,995)	(243,013)	(127,702)	(207)	-
Asset charges (note 3)	(482)	(44)	(3,587)	(374)	(15,846)	(7,508)	(1)	-
Adjustments to maintain reserves	(1)	4	3	(1)	7	2,975	3	-

Net equity transactions	187,962	26,686	671,484	535,818	1,239,378	2,572,213	241	-

Net change in contract owners’ equity	188,456	29,505	441,468	604,929	944,792	2,910,338	242	-
Contract owners’ equity beginning of period	29,505	-	604,929	-	3,411,844	501,506	-	-

Contract owners’ equity end of period	$217,961	29,505	1,046,397	604,929	4,356,636	3,411,844	242	-

CHANGES IN UNITS:
Beginning units	2,774	-	50,764	-	329,303	52,603	-	-
Units purchased	17,257	2,834	58,970	51,403	161,366	297,854	40	-
Units redeemed	(1,467)	(60)	(4,702)	(639)	(37,526)	(21,154)	(19)	-

Ending units	18,564	2,774	105,032	50,764	453,143	329,303	21	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRBDP		WRGNR		WRHIP		WRMCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$21	17	-	-	84	44	-	-
Realized gain (loss) on investments	2	-	11	-	6	(1)	26	10
Change in unrealized gain (loss) on investments	29	4	(131)	53	(27)	30	(52)	77
Reinvested capital gains	5	-	-	-	-	-	20	-

Net increase (decrease) in contract owners’ equity resulting from operations	57	21	(120)	53	63	73	(6)	87

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	459	459	306	306	994	611	306	306
Transfers between funds	-	437	-	292	66	583	-	292
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(129)	(115)	(85)	(73)	(388)	(155)	(95)	(83)
Asset charges (note 3)	(5)	(2)	(3)	(2)	(7)	(3)	(4)	(2)
Adjustments to maintain reserves	-	-	(1)	3	11	(4)	(8)	7

Net equity transactions	325	779	217	526	676	1,032	199	520

Net change in contract owners’ equity	382	800	97	579	739	1,105	193	607
Contract owners’ equity beginning of period	800	-	579	-	1,105	-	607	-

Contract owners’ equity end of period	$1,182	800	676	579	1,844	1,105	800	607

CHANGES IN UNITS:
Beginning units	69	-	68	-	82	-	43	-
Units purchased	37	79	44	78	77	95	21	50
Units redeemed	(11)	(10)	(11)	(10)	(29)	(13)	(7)	(7)

Ending units	95	69	101	68	130	82	57	43

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRMMP		WRPAP		WRPMAP		WRSTP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	1	26	-	7	-	-	-
Realized gain (loss) on investments	-	-	11	4	13	24	24	3
Change in unrealized gain (loss) on investments	-	-	(197)	84	(47)	33	(90)	30
Reinvested capital gains	-	-	51	-	13	-	22	8

Net increase (decrease) in contract owners’ equity resulting from operations	-	1	(109)	88	(14)	57	(44)	41

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	383	564	1,650	275	1,203	564	687	306
Transfers between funds	(279)	(3,386)	-	1,502	-	471	73	292
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(103)	(162)	(781)	(127)	(1,106)	(370)	(292)	(77)
Asset charges (note 3)	-	(2)	(13)	(2)	(5)	(1)	(4)	(2)
Adjustments to maintain reserves	(1)	(5)	6	(4)	(2)	(1)	-	4

Net equity transactions	-	(2,991)	862	1,644	90	663	464	523

Net change in contract owners’ equity	-	(2,990)	753	1,732	76	720	420	564
Contract owners’ equity beginning of period	-	2,990	1,732	-	720	-	564	-

Contract owners’ equity end of period	$-	-	2,485	1,732	796	720	984	564

CHANGES IN UNITS:
Beginning units	-	294	155	-	64	-	47	-
Units purchased	38	55	149	167	109	99	65	54
Units redeemed	(38)	(349)	(72)	(12)	(100)	(35)	(25)	(7)

Ending units	-	-	232	155	73	64	87	47

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRSCP		WFVSCG		NVAGF3		GEF3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	-	5,430	8,521	89	68
Realized gain (loss) on investments	22	9	10,184	(1,345)	(12,059)	2,312	221	5
Change in unrealized gain (loss) on investments	(87)	75	(33,510)	63,136	2,590	(5,147)	(584)	584
Reinvested capital gains	5	-	-	-	7,410	3,220	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(60)	84	(23,326)	61,791	3,371	8,906	(274)	657

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	306	306	43,000	101,652	5,964	20,199	2,242	346
Transfers between funds	-	292	56,928	184,380	(158,779)	75,411	(12,815)	10,038
Surrenders (note 6)	-	-	(11,244)	(55,143)	(28)	(151)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	1,288	(6,928)	(8)	(24)	-	-
Deductions for surrender charges (note 2d)	-	-	(3,762)	(2,561)	-	(171)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(91)	(82)	(16,495)	(18,875)	(2,140)	(6,379)	(331)	(197)
Asset charges (note 3)	(3)	(2)	(1,437)	(1,534)	(171)	(440)	(21)	(12)
Adjustments to maintain reserves	(4)	(3)	1	(4,492)	23	(41)	(2)	7

Net equity transactions	208	511	68,279	196,499	(155,139)	88,404	(10,927)	10,182

Net change in contract owners’ equity	148	595	44,953	258,290	(151,768)	97,310	(11,201)	10,839
Contract owners’ equity beginning of period	595	-	379,890	121,600	151,768	54,458	11,201	362

Contract owners’ equity end of period	$743	595	424,843	379,890	-	151,768	-	11,201

CHANGES IN UNITS:
Beginning units	48	-	22,699	9,211	12,279	4,769	750	27
Units purchased	27	56	7,338	16,892	473	8,114	149	746
Units redeemed	(8)	(8)	(3,429)	(3,404)	(12,752)	(604)	(899)	(23)

Ending units	67	48	26,608	22,699	-	12,279	-	750

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVGHS		SGRF		GGTC3		GVUG1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	2,734	-	-	-	-	-	-
Realized gain (loss) on investments	-	29,817	-	-	-	200,830	-	(61,675)
Change in unrealized gain (loss) on investments	-	(17,278)	-	-	-	(177,960)	-	79,785
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	15,273	-	-	-	22,870	-	18,110

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(3,271)	20,021	-	(114)	-	45,140	-	17,971
Transfers between funds	3,264	(820,672)	-	114	-	(837,957)	-	(371,009)
Surrenders (note 6)	71	(2,032)	-	-	-	(2,610)	-	(406)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	(19,512)	-	-	-	(2,933)	-	(434)
Deductions for surrender charges (note 2d)	-	(1,957)	-	-	-	(2,070)	-	(41)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(206)	(17,197)	-	(1)	-	(17,171)	-	(12,439)
Asset charges (note 3)	142	(878)	-	-	-	(924)	-	(534)
Adjustments to maintain reserves	-	(10)	-	1	-	57	-	2

Net equity transactions	-	(842,237)	-	-	-	(818,468)	-	(366,890)

Net change in contract owners’ equity	-	(826,964)	-	-	-	(795,598)	-	(348,780)
Contract owners’ equity beginning of period	-	826,964	-	-	-	795,598	-	348,780

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	74,335	-	-	-	61,728	-	33,539
Units purchased	4,249	1,844	-	27	-	2,063	-	1,725
Units redeemed	(4,249)	(76,179)	-	(27)	-	(63,791)	-	(35,264)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVVS1		FVMOS		TRLT2		WRPMP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	3,944	-	-	-	7
Realized gain (loss) on investments	-	-	-	(6,413)	-	-	-	95
Change in unrealized gain (loss) on investments	-	-	-	3,433	-	-	-	(14)
Reinvested capital gains	-	-	-	-	-	-	-	11

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	964	-	-	-	99

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(10)	-	1,630	-	(4)	-	1,375
Transfers between funds	-	(64)	-	(97,737)	-	(91)	-	(1,502)
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	73	-	(1,591)	-	92	-	(623)
Asset charges (note 3)	-	2	-	(88)	-	2	-	(6)
Adjustments to maintain reserves	-	(1)	-	(3)	-	1	-	1

Net equity transactions	-	-	-	(97,789)	-	-	-	(755)

Net change in contract owners’ equity	-	-	-	(96,825)	-	-	-	(656)
Contract owners’ equity beginning of period	-	-	-	96,825	-	-	-	656

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	9,416	-	-	-	66
Units purchased	-	-	-	156	-	-	-	136
Units redeemed	-	-	-	(9,572)	-	-	-	(202)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVU1		AVBVI
	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	-
Realized gain (loss) on investments	-	-	-	-
Change in unrealized gain (loss) on investments	-	-	-	-
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(61)	-	(294)
Transfers between funds	-	(226)	-	319
Surrenders (note 6)	-	-	-	-
Death Benefits (note 4)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	(26)
Deductions for surrender charges (note 2d)	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	289	-	1
Asset charges (note 3)	-	(2)	-	-
Adjustments to maintain reserves	-	-	-	-

Net equity transactions	-	-	-	-

Net change in contract owners’ equity	-	-	-	-
Contract owners’ equity beginning of period	-	-	-	-

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-
Units purchased	-	1	-	-
Units redeemed	-	(1)	-	-

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers four Individual Flexible Premium Variable Life Insurance Policies through the Account: The Best of America Next Generation® II FPVUL; Nationwide® Options Select (offered in the State of New York); Nationwide YourLife® Accumulation VUL - NY (offered in the State of New York); and Nationwide YourLife® Protection VUL - NY (offered in the State of New York). The Company offers a Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policy: Nationwide YourLife® Survivorship VUL- NY (offered in the State of New York). The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

JANUS FUNDS

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Value Series - Initial Class (MVFIC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)*

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class VI (GVIX6)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

(Continued)

NATIONWIDE VLI SEPERATE ACCOUNT- 7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class III (ACVI3)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)*

VP Vista(SM) Fund - Class I (ACVVS1)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Fund - Contrafund Portfolio - Service Class (FCS)*

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)*

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

V.I. Basic Value Fund - Series I (AVBVI)*

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Development Fund - Series I (AVCDI)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)*

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)*

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)*

Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)*

Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)*

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)*

(Continued)

NATIONWIDE VLI SEPERATE ACCOUNT- 7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)

WRPMCP (WRPMCP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)*

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)*

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2011, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For the Best of America Next Generation® II FPVUL and Nationwide® Options Select - NY contracts, the Company currently deducts 0.5% from each premium(the maximum is also 2.5%) to coverd sales expenses. The Company may, at its sole discretion, reduce this sales loading. The company also deducts 3.5% from each premium payment to cover premium taxes.

For Nationwide YourLife® Accumulation VUL – NY contracts, the Company currently deducts 2.50% from each premium (the maximum is also 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide YourLife® Protection VUL – NY contracts, the Company currently deducts 6.50% from each premium (the maximum is also 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide YourLife® Survivorship VUL - NY contracts, the Company currently deducts 4.50% from each premium (up to 6.50% maximum) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For the periods ended December 31, 2011 and 2010, total front-end sales charge deductions were $ 1,687,506 and $1,856,844, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For all contracts, the Company currently deducts a short-term trading fee of 1.0% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation.

For the Best of America Next Generation® II FPVUL contract, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract (for policies issued in New York, the current and maximum charge is $8.75 monthly). For the Nationwide® Options Select - NY contracts, the Company deducts $8.75 per policy per month (maximum of $8.75 per policy per month) taken proportionally from the sub accounts and any fixed companion contracts. For Nationwide YourLife® Accumulation VUL – NY contracts, Nationwide YourLife® Protection VUL – NY and Nationwide YourLife® Survivorship VUL - NY contracts, the Company currently deducts a $9 administrative charge per month which is also the maximum charge. These charges are assessed against each contract by liquidating units.

For the Best of America Next Generation® II FPVUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of Specified Amount (but not more than $25). The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount (but not to exceed $50). For Best of America Next Generation® II FPVUL contracts issued in New York, the Company currently deducts a monthly underwriting and distribution charge of $0.08 per $1,000 of Specified Amount (but not more than $20). The maximum guaranteed charge is $0.10 per $1,000 of Specified Amount (but not to exceed $25).

For the Nationwide® Options Select - NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of Specified Amount (but not more than $42.50). This is also the maximum guaranteed charge. These charges are assessed against each contract by liquidating units.

For Nationwide YourLife® Accumulation VUL – NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.39 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.39 per $1,000 of Specified Amount. For Nationwide YourLife® Protection VUL – NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.08 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount. For Nationwide YourLife® Survivorship VUL - NY contracts, the monthly underwriting and distribution charge varies by the insureds’ attained ages, sexes and Base Policy Specified Amount. The maximum guaranteed underwriting and distribution charge is $0.74 of Specified Amount. These charges are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For both the Best of America Next Generation® II FPVUL contracts and Nationwide® Options Select - NYcontracts, the charge is 100% of the initial surrender charge in the first through third years for issue ages 0-49 and 100% of the initial surrender charge in the first through second years for issue ages 50+. The applicable surrender charge paid will begin to decline each year thereafter to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

For Nationwide YourLife® Accumulation VUL – NY contracts, the charge is 100% of the initial surrender charge in the first year through third years for issue ages 0-56 and 100% of the initial surrender charge in the first year for issue ages 57+. The applicable surrender charge paid will be begin to decline each year thereafter to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are assessed against each contract by liquidating units.

For Nationwide YourLife® Protection VUL – NY contracts, the charge is 100% of the initial surrender charge in the first year through third years for issue ages 0-49 and 100% of the initial surrender charge in the first year for issue ages 50+. The applicable surrender charge paid will be begin to decline each year thereafter to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are assessed against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

Nationwide YourLife® Survivorship VUL – NY contracts, The surrender charge is assessed during the first eight policy years upon surrender, policy lapse, or certain Base Policy Specified Amount decreases. The maximum surrender charge that may be assessed for any segment of coverage is $46.80 per $1,000 of Base Policy Specified Amount. The minimum surrender charge that may be assessed for any segment of coverage is $0.01 per $1,000 of Base Policy Specified Amount.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For the Best of America Next Generation® II FPVUL and the Nationwide® Options Select - NY contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

For Nationwide® YourLife Accumulation VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $250,000 of variable cash value and 0.00% for variable cash value in excess of $250,000.

For Nationwide® YourLife Protection VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $250,000 of variable cash value, and 0.30% for variable cash value in excess of $250,000.

In policy years 16 and later, the Company deducts an annualized charge of 0.30% on the first $250,000 of variable cash value, 0.20% for variable cash value in excess of $250,000.

For Nationwide YourLife® Survivorship VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $225,000 in variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 16 through 20, the Company deducts an annualized charge of 0.50% on the first $225,000 of variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

The above charges are assessed monthly against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date. For Best of America Next Generation® II FPVUL contracts, Nationwide® Options Select - NY contracts, Nationwide YourLife® Accumulation VUL – NY contracts and Nationwide YourLife® Survivorship VUL - NY contracts, the maximum guaranteed and current loan interest charged is 3.9%. For Nationwide YourLife® Protection VUL – NY contracts, the maximum guaranteed loan interest charged is 4.5%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy Repayments (Loans). The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2011 and 2010, total transfers into the Account from the fixed account were $6,592,205 and $6,751,602, respectively, and total transfers from the Account to the fixed account were $7,778,795 and $8,158,025, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$271,548,461	$0	$0	$271,548,461

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2011 are as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)	$1,607,060	$519,475
Stock Index Fund, Inc. - Initial Shares (DSIF)	1,046,598	955,679
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	202,241	825,786
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	209,199	199,242
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	414,682	1,361,157
Investors Growth Stock Series - Initial Class (MIGIC)	75,526	102,579
Value Series - Initial Class (MVFIC)	514,988	1,058,583
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)	195,615	134,600
Core Plus Fixed Income Portfolio - Class I (MSVFI)	98,288	119,149
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	406,263	459,058
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	858,877	237,961
American Funds NVIT Bond Fund - Class II (GVABD2)	124,536	222,286
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	2,387,051	2,383,289
American Funds NVIT Growth Fund - Class II (GVAGR2)	389,474	483,750
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	122,609	171,751
Federated NVIT High Income Bond Fund - Class III (HIBF3)	2,772,797	2,654,126
NVIT Emerging Markets Fund - Class III (GEM3)	1,009,187	590,927
NVIT International Equity Fund - Class III (GIG3)	228,394	13,932
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	38,874	169,114
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	101,845	108,124
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	396,229	454,885
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	870,353	221,796
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	333,786	290,184
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	1,040,686	629,831
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	1,080,103	215,532
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	1,179,015	1,696,787
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	2,567,721	1,088,171
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	253,231	76,280
NVIT Core Bond Fund - Class I (NVCBD1)	136,136	263,837
NVIT Core Plus Bond Fund - Class I (NVLCP1)	33,322	48,187
NVIT Fund - Class I (TRF)	152,433	431,942
NVIT Government Bond Fund - Class I (GBF)	622,534	1,116,595
American Century NVIT Growth Fund - Class I (CAF)	13,927	244
NVIT International Index Fund - Class VI (GVIX6)	42,901	52,313
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	978,705	778,132
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	151,251	54,274
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	215,785	28,483
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	224,823	201,755
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	3,085,742	1,119,784
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	3,935,174	3,394,237
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	281,509	545,681
NVIT Mid Cap Index Fund - Class I (MCIF)	1,014,816	785,107

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

NVIT Money Market Fund - Class I (SAM)	6,169,221	6,091,830
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	167,667	458,146
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	220,543	152,909
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	638,856	605,684
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	224,406	120,433
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	306,581	428,941
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	156,912	374,051
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	834,856	146,792
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	64,471	143,537
NVIT Multi-Manager Small Company Fund - Class I (SCF)	219,112	274,812
NVIT Multi-Sector Bond Fund - Class I (MSBF)	389,955	305,272
NVIT Short Term Bond Fund - Class II (NVSTB2)	207,455	226,675
NVIT Large Cap Growth Fund - Class I (NVOLG1)	726,830	2,076,149
Templeton NVIT International Value Fund - Class III (NVTIV3)	244,154	432,377
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	248,038	306,982
NVIT Real Estate Fund - Class I (NVRE1)	435,546	575,507
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	177,587	160,945
VP Inflation Protection Fund - Class II (ACVIP2)	811,088	247,235
VP Mid Cap Value Fund - Class I (ACVMV1)	379,142	236,890
VP Value Fund - Class I (ACVV)	-	1
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	306,209	303,299
Appreciation Portfolio - Initial Shares (DCAP)	527,264	287,836
Quality Bond Fund II - Primary Shares (FQB)	149,711	150,121
VIP Fund - Contrafund Portfolio - Service Class (FCS)	-	1
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	1,956,977	778,185
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	612,953	340,258
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	125,720	111,565
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	776,418	462,590
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	597,810	109,542
VIP Fund - Growth Portfolio - Service Class (FGS)	1,673,144	1,477,063
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	788,551	927,471
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	1,222,617	812,195
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	296,527	284,682
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	17,250	25,346
Franklin Income Securities Fund - Class 2 (FTVIS2)	534,096	500,397
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	179,568	173,518
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	351,585	522,468
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	197,559	411,208
Templeton Foreign Securities Fund - Class 3 (TIF3)	209,003	198,839
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	1,321,192	421,103
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	86,822	50,320
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	181,910	468,944
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	34,175	35,690
Socially Responsive Portfolio - I Class Shares (AMSRS)	221,240	172,885
Global Securities Fund/VA - Class 3 (OVGS3)	309,407	303,107
High Income Fund/VA - Class 3 (OVHI3)	99,565	40,704
High Income Fund/VA - Non-Service Shares (OVHI)	2,846	3,991
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	202,106	532,446
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	184,942	483,775
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	298,482	89,765
Low Duration Portfolio - Administrative Class (PMVLDA)	1,383,132	1,938,127
Total Return Portfolio - Administrative Class (PMVTRA)	413,815	39,440
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	117	204
Putnam VT Voyager Fund - IB Shares (PVTVB)	629	238
V.I. Capital Appreciation Fund - Series I (AVCA)	38,590	39,263
V.I. Capital Development Fund - Series I (AVCDI)	98,996	120,217
Blue Chip Growth Portfolio - II (TRBCG2)	390	425
Health Sciences Portfolio - II (TRHS2)	241,100	53,138
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)	1,094,401	410,667
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	3,056,053	1,769,135
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)	408	162
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)	484	133
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)	306	88
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)	1,094	345
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)	325	99
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	279	279
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)	1,727	794
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)	1,136	1,024
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	732	246
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	310	95
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	141,326	73,034
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)	20,628	162,964
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	2,382	13,218

Total	$64,000,715	$54,732,422

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2011	0.00%	292,178	$12.900807	$3,769,332	2.33%	-3.63%
2010	0.00%	224,255	13.386468	3,001,982	2.84%	9.88%
2009	0.00%	35,488	12.182592	432,336	1.87%	21.83%	5/1/2009
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	0.00%	254,190	11.975613	3,044,081	1.85%	1.88%
2010	0.00%	251,299	11.754920	2,954,000	1.84%	14.84%
2009	0.00%	255,610	10.236118	2,616,454	2.04%	26.33%
2008	0.00%	248,592	8.102406	2,014,193	2.14%	-37.14%
2007	0.00%	212,590	12.889762	2,740,235	1.80%	5.26%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2011	0.00%	148,985	11.639880	1,734,168	0.23%	-6.94%
2010	0.00%	198,672	12.508137	2,485,017	0.24%	6.48%
2009	0.00%	189,179	11.747058	2,222,297	0.01%	46.01%
2008	0.00%	154,343	8.045115	1,241,707	0.01%	-44.31%
2007	0.00%	81,474	14.445945	1,176,969	0.28%	36.63%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2011	0.00%	17,173	10.352942	177,791	0.00%	-8.81%
2010	0.00%	16,893	11.352948	191,785	0.00%	13.53%	5/3/2010
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2011	0.00%	280,397	10.783470	3,023,653	0.36%	-32.33%
2010	0.00%	349,600	15.936367	5,571,354	0.55%	25.03%
2009	0.00%	410,720	12.746144	5,235,096	0.43%	79.07%
2008	0.00%	417,642	7.117893	2,972,731	2.85%	-52.21%
2007	0.00%	235,628	14.893765	3,509,388	0.48%	28.07%
Investors Growth Stock Series - Initial Class (MIGIC)
2011	0.00%	62,519	12.633894	789,858	0.54%	0.58%
2010	0.00%	65,019	12.561314	816,724	0.45%	12.47%
2009	0.00%	69,393	11.168160	774,992	0.74%	39.55%
2008	0.00%	76,150	8.002768	609,411	0.58%	-36.87%
2007	0.00%	77,232	12.677102	979,078	0.32%	11.36%
Value Series - Initial Class (MVFIC)
2011	0.00%	375,862	12.879603	4,840,953	1.48%	-0.30%
2010	0.00%	425,518	12.918661	5,497,123	1.55%	11.53%
2009	0.00%	538,443	11.582760	6,236,656	1.30%	22.71%
2008	0.00%	252,293	9.438767	2,381,334	0.99%	-32.58%
2007	0.00%	184,058	14.000352	2,576,877	0.66%	7.91%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2011	0.00%	39,665	10.650622	422,457	1.07%	-1.78%
2010	0.00%	34,570	10.843288	374,852	0.00%	8.43%	5/3/2010
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2011	0.00%	42,517	12.682719	539,231	3.66%	5.65%
2010	0.00%	45,859	12.004773	550,527	5.56%	7.14%
2009	0.00%	60,415	11.204270	676,906	11.19%	9.64%
2008	0.00%	171,093	10.218734	1,748,354	3.51%	-10.20%
2007	0.00%	247,428	11.380012	2,815,734	3.58%	5.45%
U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.00%	243,398	8.656213	2,106,905	3.49%	-37.89%
2007	0.00%	222,042	13.937607	3,094,734	1.13%	-17.07%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2011	0.00%	334,728	14.348277	4,802,770	1.70%	0.65%
2010	0.00%	345,144	14.256071	4,920,397	1.92%	13.46%
2009	0.00%	1,036	12.564442	13,017	0.76%	25.64%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2011	0.00%	216,671	10.979437	2,378,926	1.28%	0.93%
2010	0.00%	162,438	10.878393	1,767,064	1.41%	12.02%
2009	0.00%	111,694	9.711378	1,084,703	0.07%	23.41%
2008	0.00%	87,717	7.868935	690,240	3.11%	-29.78%
2007	0.00%	48,960	11.205324	548,613	3.16%	6.14%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Bond Fund - Class II (GVABD2)
2011	0.00%	81,360	$12.292646	$1,000,130	2.30%	5.72%
2010	0.00%	91,442	11.627184	1,063,213	1.87%	5.99%
2009	0.00%	135,604	10.970085	1,487,587	0.35%	12.15%
2008	0.00%	92,901	9.781713	908,732	6.65%	-9.87%
2007	0.00%	43,116	10.853118	467,943	9.87%	2.98%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2011	0.00%	161,530	10.875437	1,756,709	1.02%	-9.31%
2010	0.00%	165,366	11.991721	1,983,023	0.82%	11.30%
2009	0.00%	151,519	10.774250	1,632,504	0.00%	41.60%
2008	0.00%	118,818	7.608765	904,059	3.05%	-38.64%
2007	0.00%	78,552	12.399481	974,004	2.94%	14.36%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2011	0.00%	318,329	10.115272	3,219,984	0.26%	-4.69%
2010	0.00%	328,562	10.612804	3,486,964	0.16%	18.19%
2009	0.00%	372,264	8.979238	3,342,647	0.00%	38.78%
2008	0.00%	399,966	6.470039	2,587,795	2.31%	-44.21%
2007	0.00%	282,016	11.597638	3,270,719	0.95%	11.90%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2011	0.00%	109,519	8.687464	951,442	0.99%	-2.24%
2010	0.00%	116,667	8.886120	1,036,717	0.94%	10.97%
2009	0.00%	95,045	8.007342	761,058	0.00%	30.69%
2008	0.00%	53,018	6.126963	324,839	3.98%	-38.06%
2007	0.00%	5,054	9.892316	49,996	0.30%	-1.08%	5/1/2007
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2011	0.00%	338,304	14.839228	5,020,170	7.38%	3.81%
2010	0.00%	346,000	14.295077	4,946,097	9.00%	13.16%
2009	0.00%	231,384	12.632602	2,922,982	10.05%	46.08%
2008	0.00%	200,335	8.647843	1,732,466	9.63%	-28.10%
2007	0.00%	147,776	12.027193	1,777,330	8.79%	3.17%
NVIT Emerging Markets Fund - Class III (GEM3)
2011	0.00%	204,764	16.493303	3,377,235	0.75%	-22.39%
2010	0.00%	187,090	21.252025	3,976,041	0.08%	16.21%
2009	0.00%	162,697	18.287102	2,975,257	1.28%	63.48%
2008	0.00%	129,682	11.185864	1,450,606	1.25%	-57.83%
2007	0.00%	118,462	26.524857	3,142,188	0.73%	45.55%
NVIT International Equity Fund - Class III (GIG3)
2011	0.00%	23,568	8.249535	194,425	1.39%	-9.76%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2011	0.00%	80,953	7.251572	587,037	1.03%	-10.00%
2010	0.00%	98,314	8.057227	792,138	0.87%	13.00%
2009	0.00%	94,063	7.130177	670,686	0.14%	29.45%
2008	0.00%	3,258	5.508000	17,945	1.58%	-44.92%	5/1/2008
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2011	0.00%	77,667	8.099461	629,061	0.59%	-11.62%
2010	0.00%	79,606	9.164158	729,522	0.23%	15.61%
2009	0.00%	63,027	7.927018	499,616	0.13%	52.96%
2008	0.00%	446	5.182412	2,311	0.00%	-48.18%	5/1/2008
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2011	0.00%	225,562	9.691118	2,185,948	0.63%	-3.27%
2010	0.00%	233,900	10.018250	2,343,269	0.54%	23.56%
2009	0.00%	446,731	8.107965	3,622,079	0.41%	31.27%
2008	0.00%	561,555	6.176544	3,468,469	0.40%	-38.23%	5/1/2008
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2011	0.00%	225,700	8.950086	2,020,034	2.13%	-6.19%
2010	0.00%	165,742	9.540229	1,581,217	0.38%	15.00%
2009	0.00%	81,328	8.295819	674,682	1.04%	29.30%
2008	0.00%	25,077	6.416027	160,894	1.36%	-35.84%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2011	0.00%	117,870	$10.462826	$1,233,253	2.70%	-1.26%
2010	0.00%	116,800	10.596561	1,237,678	0.92%	10.46%
2009	0.00%	53,802	9.593104	516,128	2.56%	19.88%
2008	0.00%	16,853	8.002099	134,859	1.10%	-19.98%	5/1/2008
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2011	0.00%	299,105	9.807509	2,933,475	2.30%	-3.37%
2010	0.00%	265,575	10.149086	2,695,344	0.82%	12.46%
2009	0.00%	123,901	9.025006	1,118,207	1.96%	24.25%
2008	0.00%	49,825	7.263571	361,908	1.85%	-27.36%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2011	0.00%	111,746	11.227964	1,254,680	2.61%	1.50%
2010	0.00%	37,840	11.062310	418,598	1.13%	6.87%
2009	0.00%	15,182	10.351566	157,157	3.12%	13.22%
2008	0.00%	3,177	9.142885	29,047	1.39%	-8.57%	5/1/2008
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2011	0.00%	560,846	10.135390	5,684,393	2.46%	-2.25%
2010	0.00%	627,529	10.368348	6,506,439	0.89%	11.42%
2009	0.00%	269,438	9.305236	2,507,184	2.06%	22.00%
2008	0.00%	128,126	7.626933	977,208	2.05%	-23.73%	5/1/2008
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2011	0.00%	1,571,284	9.463303	14,869,537	2.43%	-4.57%
2010	0.00%	1,478,720	9.916957	14,664,403	0.71%	13.50%
2009	0.00%	781,162	8.737590	6,825,473	1.73%	26.69%
2008	0.00%	314,977	6.896919	2,172,371	1.70%	-31.03%	5/1/2008
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2011	0.00%	55,905	10.740467	600,446	2.72%	-0.28%
2010	0.00%	41,011	10.770841	441,723	1.27%	9.31%
2009	0.00%	27,163	9.853071	267,639	2.78%	17.64%
2008	0.00%	11,469	8.375935	96,063	1.58%	-16.24%	5/1/2008
NVIT Core Bond Fund - Class I (NVCBD1)
2011	0.00%	70,437	12.345910	869,609	2.96%	6.59%
2010	0.00%	83,327	11.582155	965,106	2.42%	7.06%
2009	0.00%	137,344	10.818752	1,485,891	3.76%	8.78%
2008	0.00%	11,083	9.945181	110,222	3.15%	-0.55%	5/1/2008
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2011	0.00%	6,592	13.370773	88,140	2.56%	6.37%
2010	0.00%	7,949	12.569892	99,918	2.85%	8.35%
2009	0.00%	8,162	11.600708	94,685	5.45%	16.62%
2008	0.00%	931	9.947099	9,261	1.74%	-0.53%	5/1/2008
NVIT Fund - Class I (TRF)
2011	0.00%	176,655	11.221824	1,982,391	1.14%	0.53%
2010	0.00%	203,747	11.162791	2,274,385	0.90%	13.45%
2009	0.00%	376,462	9.839457	3,704,182	1.40%	26.10%
2008	0.00%	499,130	7.803097	3,894,760	1.46%	-41.55%
2007	0.00%	386,326	13.351018	5,157,845	1.14%	8.18%
NVIT Government Bond Fund - Class I (GBF)
2011	0.00%	258,480	14.166560	3,661,772	2.90%	7.25%
2010	0.00%	303,580	13.208362	4,009,795	2.96%	4.78%
2009	0.00%	581,783	12.605611	7,333,730	3.45%	2.69%
2008	0.00%	545,866	12.275629	6,700,849	4.43%	7.72%
2007	0.00%	326,118	11.395982	3,716,435	4.73%	7.16%
American Century NVIT Growth Fund - Class I (CAF)
2011	0.00%	1,393	9.174041	12,779	0.56%	-8.26%	5/2/2011

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Index Fund - Class VI (GVIX6)
2011	0.00%	48,262	$8.254444	$398,376	2.59%	-12.72%
2010	0.00%	50,495	9.456969	477,530	2.10%	7.54%
2009	0.00%	58,676	8.793694	515,979	2.66%	28.62%
2008	0.00%	54,054	6.837123	369,573	2.13%	-43.11%
2007	0.00%	44,394	12.017667	533,512	1.65%	9.50%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.00%	558,744	12.065374	6,741,455	1.82%	-3.93%
2010	0.00%	553,304	12.559061	6,948,979	1.61%	14.63%
2009	0.00%	500,629	10.956366	5,485,075	1.05%	27.21%
2008	0.00%	412,170	8.613097	3,550,060	2.15%	-36.84%
2007	0.00%	347,696	13.637494	4,741,702	2.08%	5.96%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2011	0.00%	40,269	12.895684	519,296	2.09%	0.88%
2010	0.00%	33,703	12.782641	430,813	1.09%	9.81%
2009	0.00%	279	11.640280	3,248	0.66%	16.40%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2011	0.00%	31,138	13.544740	421,756	1.98%	-0.94%
2010	0.00%	18,255	13.672666	249,595	0.96%	12.03%
2009	0.00%	1,123	12.204484	13,706	1.43%	22.04%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	0.00%	94,469	12.951126	1,223,480	2.41%	2.93%
2010	0.00%	95,390	12.582446	1,200,240	2.20%	5.89%
2009	0.00%	100,540	11.882294	1,194,646	1.97%	9.08%
2008	0.00%	56,571	10.892776	616,215	3.52%	-6.02%
2007	0.00%	40,552	11.590847	470,032	3.70%	5.38%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.00%	1,745,290	12.720302	22,200,616	2.13%	-0.04%
2010	0.00%	1,627,142	12.725464	20,706,137	1.89%	10.91%
2009	0.00%	1,256,347	11.473370	14,414,534	1.55%	19.14%
2008	0.00%	1,105,303	9.630534	10,644,658	2.84%	-23.20%
2007	0.00%	929,278	12.538964	11,652,183	2.87%	5.66%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	0.00%	2,631,844	12.475556	32,833,717	2.02%	-2.13%
2010	0.00%	2,643,369	12.746609	33,693,991	1.83%	12.83%
2009	0.00%	2,120,083	11.296821	23,950,198	1.28%	24.39%
2008	0.00%	1,507,466	9.081599	13,690,203	2.58%	-31.39%
2007	0.00%	1,141,464	13.236630	15,109,137	2.42%	6.15%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	0.00%	104,485	13.010443	1,359,396	2.29%	2.06%
2010	0.00%	127,316	12.747585	1,622,972	2.13%	8.52%
2009	0.00%	124,419	11.747183	1,461,573	1.73%	14.56%
2008	0.00%	80,064	10.254072	820,982	3.23%	-15.04%
2007	0.00%	70,206	12.069809	847,373	3.13%	5.86%
NVIT Mid Cap Index Fund - Class I (MCIF)
2011	0.00%	148,481	14.527168	2,157,008	0.82%	-2.54%
2010	0.00%	137,639	14.906376	2,051,699	1.25%	26.20%
2009	0.00%	134,098	11.811646	1,583,918	1.00%	36.76%
2008	0.00%	121,817	8.637043	1,052,141	1.34%	-36.46%
2007	0.00%	101,070	13.593553	1,373,900	1.39%	7.56%
NVIT Money Market Fund - Class I (SAM)
2011	0.00%	761,394	11.482073	8,742,381	0.00%	0.00%
2010	0.00%	755,400	11.482065	8,673,552	0.00%	0.00%
2009	0.00%	845,733	11.482050	9,710,749	0.11%	0.04%
2008	0.00%	1,205,473	11.477234	13,835,494	1.93%	2.05%
2007	0.00%	817,742	11.246272	9,196,549	4.64%	4.79%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2011	0.00%	222,325	$8.660251	$1,925,390	1.28%	-9.37%
2010	0.00%	256,504	9.555175	2,450,941	0.60%	14.04%
2009	0.00%	449,282	8.379106	3,764,582	1.22%	36.46%
2008	0.00%	541,439	6.140389	3,324,646	0.12%	-38.60%	5/1/2008
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2011	0.00%	151,058	8.974574	1,355,681	1.92%	-16.11%
2010	0.00%	147,472	10.698362	1,577,709	2.42%	6.11%
2009	0.00%	141,665	10.082162	1,428,289	2.18%	29.84%
2008	0.00%	306,702	7.765128	2,381,579	1.76%	-46.33%
2007	0.00%	307,790	14.468946	4,453,397	2.22%	2.93%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2011	0.00%	377,197	9.263525	3,494,072	0.01%	-2.91%
2010	0.00%	374,210	9.540808	3,570,266	0.05%	15.51%
2009	0.00%	326,437	8.259762	2,696,292	0.76%	29.78%
2008	0.00%	1,370	6.364575	8,719	0.28%	-36.35%	5/1/2008
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2011	0.00%	171,204	8.634796	1,478,312	1.13%	-5.83%
2010	0.00%	167,431	9.169345	1,535,233	0.74%	13.05%
2009	0.00%	150,094	8.111157	1,217,436	1.38%	27.59%
2008	0.00%	144	6.357067	915	0.30%	-36.43%	5/1/2008
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	0.00%	254,093	9.695515	2,463,301	0.00%	-4.23%
2010	0.00%	266,837	10.123676	2,701,371	0.00%	26.82%
2009	0.00%	376,145	7.982859	3,002,712	0.00%	27.12%
2008	0.00%	173,477	6.279727	1,089,389	0.00%	-37.20%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	0.00%	161,898	10.303092	1,668,050	0.81%	-2.32%
2010	0.00%	184,895	10.547920	1,950,258	1.17%	19.63%
2009	0.00%	298,784	8.817001	2,634,379	1.01%	30.47%
2008	0.00%	381,658	6.757903	2,579,208	0.96%	-32.42%	5/1/2008
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2011	0.00%	153,744	10.826282	1,664,476	0.00%	-0.65%
2010	0.00%	97,299	10.896900	1,060,257	0.00%	25.45%
2009	0.00%	77,220	8.686440	670,767	0.00%	27.46%
2008	0.00%	80,272	6.814966	547,051	0.00%	-46.42%
2007	0.00%	57,310	12.718919	728,921	0.00%	9.75%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2011	0.00%	64,996	12.133163	788,607	0.43%	-5.07%
2010	0.00%	71,739	12.781169	916,908	0.59%	26.60%
2009	0.00%	80,738	10.095402	815,083	0.46%	26.22%
2008	0.00%	136,928	7.998530	1,095,222	1.28%	-32.15%
2007	0.00%	59,678	11.788779	703,531	1.35%	-6.89%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	0.00%	144,043	12.975667	1,869,054	0.52%	-5.56%
2010	0.00%	149,400	13.739369	2,052,662	0.30%	25.32%
2009	0.00%	153,968	10.963538	1,688,034	0.25%	34.70%
2008	0.00%	187,143	8.139096	1,523,175	0.91%	-38.19%
2007	0.00%	155,600	13.167514	2,048,865	0.11%	2.13%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2011	0.00%	186,382	13.471066	2,510,764	4.34%	5.55%
2010	0.00%	188,130	12.763067	2,401,116	6.28%	10.59%
2009	0.00%	202,323	11.541196	2,335,049	10.02%	24.38%
2008	0.00%	172,052	9.279073	1,596,483	7.95%	-17.29%
2007	0.00%	151,972	11.218961	1,704,968	4.91%	4.62%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2011	0.00%	107,935	$11.049485	$1,192,626	1.58%	1.30%
2010	0.00%	112,220	10.907906	1,224,085	1.33%	2.42%
2009	0.00%	111,697	10.650192	1,189,594	2.63%	7.11%
2008	0.00%	6,493	9.943310	64,562	1.81%	-0.57%	5/1/2008
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	0.00%	798,211	13.891692	11,088,501	0.68%	-2.23%
2010	0.00%	902,250	14.209081	12,820,143	0.06%	8.80%
2009	0.00%	12	13.059893	157	0.02%	30.60%	5/1/2009
Templeton NVIT International Value Fund - Class III (NVTIV3)
2011	0.00%	145,564	12.139096	1,767,015	2.69%	-12.43%
2010	0.00%	163,794	13.861453	2,270,423	1.66%	6.35%
2009	0.00%	341,276	13.034354	4,448,312	0.31%	30.34%	5/1/2009
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2011	0.00%	218,564	11.032149	2,411,231	1.33%	-2.32%
2010	0.00%	226,889	11.294732	2,562,650	1.51%	15.77%
2009	0.00%	249,468	9.756035	2,433,819	1.19%	28.55%
2008	0.00%	291,644	7.589375	2,213,395	1.98%	-36.99%
2007	0.00%	443,340	12.044718	5,339,905	1.82%	-2.22%
NVIT Real Estate Fund - Class I (NVRE1)
2011	0.00%	388,504	10.243095	3,979,483	0.87%	6.50%
2010	0.00%	407,900	9.617905	3,923,143	1.94%	30.18%
2009	0.00%	414,176	7.388147	3,059,993	2.21%	30.84%
2008	0.00%	18,683	5.646840	105,500	4.61%	-43.53%	5/1/2008
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2011	0.00%	107,736	10.401302	1,120,595	0.49%	-8.39%
2010	0.00%	106,874	11.353901	1,213,437	0.43%	26.91%
2009	0.00%	71,632	8.946607	640,863	1.25%	42.86%
2008	0.00%	7,063	6.262626	44,232	0.00%	-37.37%	5/1/2008
VP Inflation Protection Fund - Class II (ACVIP2)
2011	0.00%	203,460	14.393172	2,928,435	4.03%	11.74%
2010	0.00%	172,382	12.880459	2,220,359	1.67%	5.12%
2009	0.00%	116,432	12.253214	1,426,666	1.76%	10.21%
2008	0.00%	85,880	11.117573	954,776	4.70%	-1.59%
2007	0.00%	51,396	11.297046	580,623	4.62%	9.49%
VP International Fund - Class III (ACVI3)
2008	0.00%	7,987	9.507294	75,934	0.73%	-44.82%
2007	0.00%	5,228	17.230511	90,081	0.00%	18.06%
VP Mid Cap Value Fund - Class I (ACVMV1)
2011	0.00%	114,467	15.491583	1,773,275	1.34%	-0.69%
2010	0.00%	110,517	15.599747	1,724,037	2.19%	19.25%
2009	0.00%	139,706	13.081223	1,827,525	3.73%	29.94%
2008	0.00%	100,531	10.066767	1,012,022	0.12%	-24.35%
2007	0.00%	93,856	13.306496	1,248,894	0.83%	-2.31%
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.00%	27,402	7.124413	195,223	0.00%	-41.48%
2007	0.00%	24,316	12.174342	296,031	0.00%	21.02%
VP Value Fund - Class I (ACVV)
2009	0.00%	262,089	10.532686	2,760,501	5.50%	19.86%
2008	0.00%	248,102	8.787234	2,180,132	2.16%	-26.78%
2007	0.00%	163,872	12.000449	1,966,538	1.43%	-5.14%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.00%	49,528	8.973691	444,449	0.00%	-48.62%
2007	0.00%	49,690	17.466180	867,894	0.00%	39.77%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2011	0.00%	164,483	$13.753744	$2,262,257	0.60%	0.56%
2010	0.00%	165,126	13.676760	2,258,389	0.51%	25.83%
2009	0.00%	128,097	10.869560	1,392,358	2.33%	25.03%
2008	0.00%	112,144	8.693766	974,954	0.74%	-30.91%
2007	0.00%	89,220	12.583781	1,122,725	0.33%	-0.65%
Appreciation Portfolio - Initial Shares (DCAP)
2011	0.00%	110,150	14.200755	1,564,213	1.64%	9.01%
2010	0.00%	94,390	13.026837	1,229,603	2.08%	15.32%
2009	0.00%	93,873	11.296583	1,060,444	2.71%	22.56%
2008	0.00%	74,430	9.217282	686,043	1.93%	-29.55%
2007	0.00%	76,138	13.083574	996,157	1.49%	7.13%
Quality Bond Fund II - Primary Shares (FQB)
2011	0.00%	109,325	13.764662	1,504,822	5.16%	2.27%
2010	0.00%	115,196	13.458845	1,550,405	4.07%	8.50%
2009	0.00%	97,737	12.403996	1,212,329	6.35%	20.43%
2008	0.00%	97,294	10.299392	1,002,069	4.97%	-7.29%
2007	0.00%	77,274	11.108998	858,437	4.51%	5.38%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.00%	681,006	12.074163	8,222,577	1.35%	35.66%
2008	0.00%	678,797	8.899992	6,041,288	0.96%	-42.61%
2007	0.00%	573,780	15.508728	8,898,598	0.97%	17.51%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2011	0.00%	250,963	17.446617	4,378,455	0.91%	-5.20%
2010	0.00%	197,762	18.403422	3,639,498	0.41%	19.16%
2009	0.00%	179,708	15.444750	2,775,545	0.24%	47.57%
2008	0.00%	168,487	10.465765	1,763,345	0.00%	-54.40%
2007	0.00%	99,004	22.953063	2,272,445	0.13%	45.64%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2011	0.00%	262,266	11.294505	2,962,165	2.50%	0.86%
2010	0.00%	246,651	11.198307	2,762,074	1.81%	15.09%
2009	0.00%	252,833	9.730256	2,460,130	2.31%	30.03%
2008	0.00%	223,377	7.482988	1,671,526	2.72%	-42.70%
2007	0.00%	186,880	13.060141	2,440,679	2.07%	1.42%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2011	0.00%	59,362	13.477731	800,065	1.98%	-0.28%
2010	0.00%	59,978	13.516167	810,673	2.33%	12.74%
2009	0.00%	51,756	11.989176	620,512	5.50%	24.15%
2008	0.00%	25,126	9.656832	242,638	3.16%	-25.08%
2007	0.00%	13,052	12.888793	168,225	2.84%	8.65%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2011	0.00%	155,790	13.437783	2,093,472	2.36%	-1.12%
2010	0.00%	135,628	13.590648	1,843,272	2.31%	14.52%
2009	0.00%	128,150	11.867504	1,520,821	3.54%	28.78%
2008	0.00%	119,390	9.215628	1,100,255	2.78%	-32.71%
2007	0.00%	75,550	13.695591	1,034,702	2.54%	10.17%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2011	0.00%	148,294	13.094199	1,941,791	2.27%	-2.70%
2010	0.00%	115,117	13.457007	1,549,130	2.11%	16.00%
2009	0.00%	98,748	11.600974	1,145,573	2.48%	31.40%
2008	0.00%	73,995	8.828445	653,260	2.64%	-38.08%
2007	0.00%	45,384	14.256765	647,029	2.65%	11.21%
VIP Fund - Growth Portfolio - Service Class (FGS)
2011	0.00%	150,472	12.250993	1,843,431	0.23%	0.14%
2010	0.00%	133,548	12.233728	1,633,790	0.17%	24.06%
2009	0.00%	159,808	9.861487	1,575,945	0.40%	28.15%
2008	0.00%	146,558	7.695394	1,127,820	0.80%	-47.23%
2007	0.00%	127,988	14.583722	1,866,541	0.52%	26.87%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2011	0.00%	329,888	$14.298667	$4,716,959	3.09%	7.21%
2010	0.00%	359,583	13.337306	4,795,869	2.66%	7.68%
2009	0.00%	556,639	12.386163	6,894,621	8.81%	15.67%
2008	0.00%	525,248	10.707897	5,624,302	3.43%	-3.35%
2007	0.00%	409,144	11.078504	4,532,703	2.99%	4.21%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2011	0.00%	443,710	15.258073	6,770,160	0.15%	-10.72%
2010	0.00%	422,702	17.089422	7,223,733	0.28%	28.70%
2009	0.00%	400,154	13.278281	5,313,357	0.61%	40.01%
2008	0.00%	459,190	9.483511	4,354,734	0.39%	-39.51%
2007	0.00%	340,096	15.677232	5,331,764	0.74%	15.49%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2011	0.00%	141,771	11.466618	1,625,634	1.30%	-17.30%
2010	0.00%	143,327	13.865532	1,987,305	1.41%	13.01%
2009	0.00%	140,027	12.269434	1,718,052	2.18%	26.49%
2008	0.00%	133,780	9.699843	1,297,645	2.79%	-43.88%
2007	0.00%	117,536	17.283296	2,031,409	2.79%	17.23%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2011	0.00%	12,785	11.703406	149,628	0.91%	-8.85%
2010	0.00%	13,541	12.839377	173,858	0.45%	26.45%
2009	0.00%	14,104	10.153436	143,204	0.56%	57.40%
2008	0.00%	13,714	6.450849	88,468	0.53%	-51.17%
2007	0.00%	18,430	13.212045	243,498	0.84%	5.60%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2011	0.00%	149,600	12.805162	1,915,652	5.55%	2.38%
2010	0.00%	155,775	12.507001	1,948,278	6.57%	12.67%
2009	0.00%	141,630	11.100337	1,572,141	7.55%	35.59%
2008	0.00%	143,280	8.186428	1,172,952	5.52%	-29.66%
2007	0.00%	107,748	11.637657	1,253,934	3.39%	3.76%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2011	0.00%	144,440	13.310500	1,922,569	1.70%	6.29%
2010	0.00%	146,566	12.522488	1,835,371	1.77%	20.94%
2009	0.00%	144,419	10.354358	1,495,366	1.78%	17.67%
2008	0.00%	144,472	8.799201	1,271,240	2.07%	-26.94%
2007	0.00%	140,928	12.044130	1,697,355	2.41%	-2.41%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2011	0.00%	304,237	13.791811	4,195,979	0.91%	-3.53%
2010	0.00%	320,098	14.296027	4,576,130	0.96%	28.49%
2009	0.00%	412,120	11.126242	4,585,347	1.44%	29.54%
2008	0.00%	211,194	8.588732	1,813,888	1.48%	-32.87%
2007	0.00%	163,626	12.794049	2,093,439	0.78%	-2.14%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2011	0.00%	96,793	17.062376	1,651,519	0.96%	-15.86%
2010	0.00%	108,967	20.278309	2,209,666	1.59%	17.51%
2009	0.00%	98,984	17.256364	1,708,104	4.68%	72.63%
2008	0.00%	117,677	9.996007	1,176,301	2.89%	-52.67%
2007	0.00%	136,940	21.120230	2,892,204	1.73%	28.70%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2011	0.00%	135,575	12.534749	1,699,399	1.67%	-10.68%
2010	0.00%	136,286	14.033220	1,912,531	1.64%	8.41%
2009	0.00%	138,184	12.945045	1,788,798	5.55%	37.20%
2008	0.00%	457,392	9.435374	4,315,666	2.46%	-40.39%
2007	0.00%	290,120	15.828965	4,592,299	2.05%	15.45%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2011	0.00%	210,837	$17.701343	$3,732,098	5.49%	-0.83%
2010	0.00%	173,272	17.849519	3,092,822	1.38%	14.38%
2009	0.00%	176,761	15.605635	2,758,468	13.69%	18.69%
2008	0.00%	183,134	13.148675	2,407,969	3.65%	6.21%
2007	0.00%	126,412	12.380292	1,565,017	2.06%	11.03%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2011	0.00%	91,464	9.411247	860,790	0.02%	-1.54%
2010	0.00%	87,597	9.558606	837,305	2.41%	10.25%
2009	0.00%	72,627	8.669683	629,653	4.35%	30.25%
2008	0.00%	16,348	6.656135	108,815	7.26%	-33.44%	5/1/2008
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2011	0.00%	99,720	11.481642	1,144,949	3.61%	0.29%
2010	0.00%	128,687	11.448574	1,473,283	5.13%	5.29%
2009	0.00%	188,350	10.873885	2,048,096	6.45%	13.33%
2008	0.00%	307,675	9.595209	2,952,205	4.67%	-13.43%
2007	0.00%	307,062	11.083576	3,403,345	3.10%	4.77%
International Portfolio - S Class Shares (AMINS)
2008	0.00%	43,853	8.019658	351,684	0.00%	-46.44%
2007	0.00%	294,064	14.972222	4,402,791	2.13%	3.21%
Regency Portfolio - S Class Shares (AMRS)
2008	0.00%	38,449	7.206627	277,088	1.00%	-45.95%
2007	0.00%	34,958	13.332382	466,073	0.38%	3.05%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2011	0.00%	14,866	9.820243	145,988	0.00%	-1.06%
2010	0.00%	15,152	9.925489	150,391	0.00%	19.61%
2009	0.00%	14,619	8.298232	121,312	0.00%	22.75%
2008	0.00%	11,100	6.760031	75,036	0.00%	-39.47%
2007	0.00%	13,816	11.168606	154,305	0.00%	0.52%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2011	0.00%	63,306	12.821427	811,673	0.33%	-3.08%
2010	0.00%	60,691	13.228911	802,876	0.04%	22.85%
2009	0.00%	61,693	10.767989	664,310	2.28%	31.43%
2008	0.00%	59,850	8.193158	490,361	0.39%	-39.44%
2007	0.00%	480,500	13.529389	6,500,871	0.10%	7.61%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.00%	132,977	10.376282	1,379,807	0.30%	44.52%
2008	0.00%	135,069	7.179944	969,789	0.13%	-45.52%
2007	0.00%	103,734	13.178440	1,367,052	0.19%	14.15%
Global Securities Fund/VA - Class 3 (OVGS3)
2011	0.00%	191,868	13.414448	2,573,803	1.23%	-8.27%
2010	0.00%	194,413	14.623513	2,843,001	1.27%	15.97%
2009	0.00%	169,344	12.609317	2,135,312	2.43%	39.70%
2008	0.00%	189,933	9.026171	1,714,367	1.40%	-40.19%
2007	0.00%	140,074	15.092302	2,114,039	1.12%	6.34%
High Income Fund/VA - Class 3 (OVHI3)
2011	0.00%	146,206	2.908819	425,287	8.58%	-1.88%
2010	0.00%	139,268	2.964546	412,866	5.62%	14.68%
2009	0.00%	128,683	2.584961	332,641	0.00%	26.75%
2008	0.00%	57,935	2.039384	118,152	6.20%	-78.89%
2007	0.00%	31,936	9.661022	308,534	0.00%	-3.39%	5/1/2007

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Fund/VA - Non-Service Shares (OVHI)
2011	0.00%	8,132	$3.367180	$27,382	9.33%	-2.34%
2010	0.00%	9,265	3.447769	31,944	6.65%	14.81%
2009	0.00%	11,916	3.002931	35,783	0.00%	25.32%
2008	0.00%	17,970	2.396292	43,060	8.02%	-78.67%
2007	0.00%	22,958	11.235173	257,937	7.79%	-0.10%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2011	0.00%	250,914	11.823344	2,966,643	0.84%	-0.01%
2010	0.00%	281,551	11.825046	3,329,354	1.21%	16.11%
2009	0.00%	447,372	10.184591	4,556,301	1.80%	28.29%
2008	0.00%	519,435	7.938976	4,123,782	1.41%	-38.47%
2007	0.00%	420,354	12.902441	5,423,593	0.81%	4.42%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2011	0.00%	101,968	13.370383	1,363,351	0.64%	-2.21%
2010	0.00%	123,671	13.672847	1,690,935	0.62%	23.41%
2009	0.00%	126,495	11.079617	1,401,516	1.42%	37.20%
2008	0.00%	271,823	8.075736	2,195,170	0.51%	-37.83%
2007	0.00%	182,024	12.989416	2,364,385	0.27%	-1.21%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2011	0.00%	60,592	13.028098	789,399	2.00%	8.52%
2010	0.00%	45,666	12.004915	548,216	1.26%	9.48%
2009	0.00%	11,184	10.965488	122,638	1.32%	9.65%	4/30/2009
Low Duration Portfolio - Administrative Class (PMVLDA)
2011	0.00%	286,325	11.759209	3,366,956	1.65%	1.11%
2010	0.00%	339,045	11.630295	3,943,193	1.68%	5.29%
2009	0.00%	151,746	11.045905	1,676,172	1.50%	10.46%	4/30/2009
Total Return Portfolio - Administrative Class (PMVTRA)
2011	0.00%	36,664	10.108298	370,611	1.67%	1.08%	4/29/2011
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2011	0.00%	898	10.062106	9,036	1.22%	-4.64%
2010	0.00%	917	10.551800	9,676	1.53%	14.38%
2009	0.00%	940	9.225448	8,672	2.75%	29.81%
2008	0.00%	703	7.106768	4,996	2.14%	-38.70%
2007	0.00%	474	11.592654	5,495	1.38%	-6.04%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2011	0.00%	271	12.218235	3,311	0.00%	-17.85%
2010	0.00%	241	14.872694	3,584	1.23%	20.80%
2009	0.00%	240	12.312093	2,955	0.82%	63.90%
2008	0.00%	258	7.512177	1,938	0.00%	-37.03%
2007	0.00%	292	11.929998	3,484	0.00%	5.52%
V.I. Basic Value Fund - Series I (AVBVI)
2008	0.00%	143,984	5.937752	854,942	0.92%	-51.77%
2007	0.00%	135,276	12.310539	1,665,320	0.67%	1.54%
V.I. Capital Appreciation Fund - Series I (AVCA)
2011	0.00%	40,459	9.768863	395,238	0.15%	-7.91%
2010	0.00%	40,738	10.607978	432,148	0.78%	15.49%
2009	0.00%	40,509	9.185296	372,087	0.65%	21.08%
2008	0.00%	41,473	7.586238	314,623	0.00%	-42.49%
2007	0.00%	29,170	13.191695	384,802	0.00%	12.01%
V.I. Capital Development Fund - Series I (AVCDI)
2011	0.00%	66,268	11.911516	789,352	0.00%	-7.16%
2010	0.00%	68,267	12.830002	875,866	0.00%	18.78%
2009	0.00%	66,497	10.801700	718,281	0.00%	42.37%
2008	0.00%	61,084	7.587025	463,445	0.00%	-47.03%
2007	0.00%	59,934	14.321990	858,374	0.00%	10.84%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Blue Chip Growth Portfolio - II (TRBCG2)
2011	0.00%	3	$13.304880	$40	0.00%	1.36%
2010	0.00%	3	13.126208	39	0.00%	16.00%
2009	0.00%	134,427	11.315697	1,521,135	0.00%	41.79%
2008	0.00%	380,406	7.980543	3,035,846	0.13%	-42.65%
2007	0.00%	203,460	13.915435	2,831,234	0.12%	12.49%
Equity Income Portfolio - II (TREI2)
2009	0.00%	226,377	10.380043	2,349,803	1.75%	25.25%
2008	0.00%	230,664	8.287351	1,911,594	2.19%	-36.26%
2007	0.00%	182,422	13.002714	2,371,981	1.63%	3.03%
Health Sciences Portfolio - II (TRHS2)
2011	0.00%	18,564	11.741045	217,961	0.00%	10.39%
2010	0.00%	2,774	10.636434	29,505	0.00%	6.36%	5/3/2010
Limited-Term Bond Portfolio - II (TRLT2)
2008	0.00%	104,103	11.230967	1,169,177	3.75%	1.31%
2007	0.00%	81,628	11.086232	904,947	3.94%	5.23%
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
2011	0.00%	105,032	9.962653	1,046,397	0.58%	-16.40%
2010	0.00%	50,764	11.916501	604,929	0.00%	19.17%	5/3/2010
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2011	0.00%	453,143	9.614262	4,356,636	1.04%	-7.21%
2010	0.00%	329,303	10.360806	3,411,844	0.78%	8.67%
2009	0.00%	52,603	9.533783	501,506	0.00%	25.05%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2011	0.00%	21	11.530280	242	0.86%	3.31%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2011	0.00%	95	12.439097	1,182	2.61%	7.31%
2010	0.00%	69	11.592060	800	4.02%	6.04%
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2011	0.00%	101	6.693839	676	0.00%	-21.45%
2010	0.00%	68	8.521264	579	0.00%	17.06%
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2011	0.00%	130	14.181907	1,844	6.93%	5.26%
2010	0.00%	82	13.473317	1,105	7.46%	14.86%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2011	0.00%	57	14.033982	800	0.01%	-0.56%
2010	0.00%	43	14.112979	607	0.04%	31.56%
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2009	0.00%	294	10.171477	2,990	0.00%	1.02%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
2011	0.00%	232	10.709183	2,485	1.19%	-4.15%
2010	0.00%	155	11.173084	1,732	0.00%	15.53%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
2009	0.00%	66	9.934421	656	0.00%	17.95%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2011	0.00%	73	10.908819	796	0.88%	-3.02%
2010	0.00%	64	11.248161	720	0.00%	14.46%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2011	0.00%	87	11.315053	984	0.00%	-5.77%
2010	0.00%	47	12.007564	564	0.00%	12.75%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2011	0.00%	67	11.083753	743	0.00%	-10.60%
2010	0.00%	48	12.398273	595	0.00%	28.85%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2011	0.00%	26,608	15.966729	424,843	0.00%	-4.60%
2010	0.00%	22,699	16.735960	379,890	0.00%	26.77%
2009	0.00%	9,211	13.201660	121,600	0.00%	32.02%	5/1/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.00%	12,279	$12.359941	$151,768	8.30%	8.24%
2009	0.00%	4,769	11.419071	54,458	3.54%	14.19%	5/1/2009
Gartmore NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.00%	750	14.935320	11,201	2.49%	11.36%
2009	0.00%	27	13.411529	362	0.70%	34.12%	5/1/2009
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (obsolete) (JARLCS)
2008	0.00%	5,178	6.408647	33,184	1.09%	-36.24%
2007	0.00%	2,104	10.051308	21,148	0.00%	0.51%	5/1/2007
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.00%	9,416	10.283025	96,825	1.10%	1.28%
2008	0.00%	5,195	10.152569	52,742	1.30%	-0.86%
2007	0.00%	2,642	10.240958	27,057	0.84%	-1.48%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.00%	74,335	11.124833	826,964	0.26%	19.11%
2008	0.00%	54,491	9.339799	508,933	0.29%	-25.23%
2007	0.00%	54,712	12.491648	683,443	0.09%	13.23%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	71,152	7.252787	516,049	0.00%	-46.11%
2007	0.00%	291,816	13.458816	3,927,498	0.00%	9.01%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.00%	61,728	12.888766	795,598	0.00%	52.44%
2008	0.00%	25,239	8.454726	213,389	0.00%	-48.59%
2007	0.00%	22,160	16.444438	364,409	0.00%	20.19%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	0.00%	33,539	10.399250	348,780	0.00%	25.84%
2008	0.00%	38,980	8.263942	322,128	0.00%	-41.29%
2007	0.00%	34,344	14.076100	483,430	0.00%	22.49%

2011	Contract owners equity:				$271,561,885
2010	Contract owners equity:				$276,625,834
2009	Contract owners equity:				$231,055,415
2008	Contract owners equity:				$167,434,335
2007	Contract owners equity:				$187,786,831

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

****	This represents the date the underlying mutual fund option was initially added and funded.